Putnam
High Yield
Total Return
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

12-31-98


[LOGO: BOSTON * LONDON * TOKYO]


Fund highlights

* "We believe that what has emerged over the past six months is a tremendous opportunity to purchase high-yield bonds at historically low prices."

                                -- Robert Paine, co-manager
                                   Putnam High Yield Total Return Fund

* "[High-yield] bonds are an especially valuable addition to fixed-income portfolios in this age of superslim interest rates. . . . Others see
   [high-yield] bonds as an attractive alternative to stocks."

                                -- The Wall Street Journal, December 1, 1998

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

13 Portfolio holdings

36 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

When the managers of Putnam High Yield Total Return Fund select securities for the portfolio, they do so with the utmost attention to the creditworthiness of the issuing companies. As a result, defaults among the fund's holdings have been rare. Nevertheless, these lower-rated bonds as a group are subject to greater risks than bonds carrying higher ratings.

Despite the care given to individual portfolio selections, in the risk-averse environment that prevailed during the first half of fiscal 1999, the fund's performance was adversely affected. While assurances can never be given, your fund's managers firmly believe the current market environment should eventually turn more positive and high-yield bond investors should be rewarded for their patience.

I am pleased to announce the election of Robert M. Paine and Jeffrey A. Kaufman to your fund's management team. Bob, who has been with Putnam since 1987, now shares co-lead manager responsibilities with Jennifer E. Leichter. He has 11 years of investment experience. Jeff came to Putnam in 1998 from MFS Investment Management and Salomon Brothers and has 8 years of investment experience.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
February 17, 1999



Report from the Fund Managers
Jennifer E. Leichter
Robert M. Paine
Jeffrey A. Kaufman
Charles G. Pohl

They say lightning never strikes twice in the same place, but don't tell that to high-yield bond investors. Over the past six months, the high-yield market sustained two major blows. First, there was this summer's flight to quality, which led income investors to shun securities with any level of risk. Then, when the equity market rebounded this fall, the high-yield market -- which typically mirrors stock market trends -- failed to join in the recovery. Obviously both events have affected the performance of Putnam High Yield Total Return Fund. For the six months ended December 31, 1998, the fund's class A shares had a total return of -10.17% at net asset value (-14.43% at public offering price). For more information on the fund's performance, including returns for other share classes, please see pages 9, 10, and 11.

We consider those two events aberrations that have needlessly hurt a worthy asset class. However, we also believe the storm clouds have a silver lining. Because these developments were so out of synch with the fundamentals of high-yield issuing companies, they have presented us with an unusually strong buying opportunity. Over the semiannual period, we've been able to buy bonds at historically low prices and to position the fund in sectors and industries we believe will show strong growth prospects in the future.

* MARKET'S GLOBAL MARGIN CALL CAUSES HIGH-YIELD RETREAT

Seven years of price gains in the high-yield market were effectively eradicated this past summer for reasons that had more to do with global investor sentiment than with the business and economic fundamentals in the United States. A sky-is-falling atmosphere was created by the combination of signs of recession overseas, Russia's financial collapse, an unexpectedly weak U.S. jobs report, lower-than-expected corporate earnings forecasts, and broad-based selling of high-yield debt by distressed, highly leveraged hedge funds. In response, investors came stampeding out of just about any fixed-income security that involved credit risk. This drove down prices on all types of corporate bonds, including the high-yield bonds in which your fund invests.

Many have been tempted to compare today's environment to the difficult period high-yield investors experienced in 1989 and 1990, when the yield spreads between high-yield bonds and Treasury securities (the difference in yield between bonds with similar maturities) had widened drastically. However, investors should be reminded that the 1989-1990 period featured 10% default rates on high-yield bonds, high long-term interest rates, and an economy that was sliding into recession.

In contrast, today's environment features economic growth, low inflation, and unusually low default rates. Today's high-yield companies are also different. They are the more growth-oriented cable, media, and technology companies with solid balance sheets. Many larger, well-known companies also issue high-yield debt, companies with such names as Bethlehem Steel, Borden, and Northwest Airlines (which are not currently held by the fund).


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Telecommunications     18.7%

Broadcasting            6.6%

Cable television        4.8%

Oil and gas             4.5%

Health care             3.7%

Footnote reads:
*Based on net assets as of 12/31/98. Holdings will vary over time.


* DECOUPLING WITH EQUITY MARKET FRUSTRATES HIGH-YIELD INVESTORS; VALUE OPPORTUNITY REMAINS

Historically the high-yield market tends to move up and down along with trends in the equity market. This is because unlike other types of bonds, high-yield bonds react more to prospects for economic growth and corporate earnings growth rates than they do to interest-rate movements. In the fourth quarter of 1998, following interest-rate cuts by the Federal Reserve Board and other central banks around the world, equities rebounded strongly from their lows, while high-yield bonds showed little or no gains.

We believe this decoupling of high-yield bonds and equities is based mainly on unexplained negative market sentiment rather than on any fundamental weakness in the high-yield market. For example, with Allegiance Telecom, Inc., an issuer of high-yield securities, some of which are held by the fund, equity investors evaluated the company's fundamentals and promptly bid up the stock price. High-yield investors, evaluating the same information, sold the bonds.

* FOCUS ON TELECOMMUNICATIONS, CABLE, AND BROADCASTING

During the period, your fund's strategic underweighting in steel and other commodities, along with a focus on key high-yield industries such as telecommunications, proved beneficial. High equity valuations, favorable regulatory developments, and new technologies have allowed the telecommunications sector to evolve rapidly into one of today's most dynamic growth industries. Global Crossing is a good example of a telecommunications holding that served your fund well during the period. The company is developing undersea fiber-optic cable systems to help satisfy the growing demand for reliable global telecommunications. Global Crossing's Atlantic crossing cable is expected to link the United States, the United Kingdom, the Netherlands, and Germany in 1999. While this holding and others discussed in this report were viewed favorably at the end of the period, all holdings are subject to review and adjustment in accordance with the fund's investment strategy and may well vary in the future.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Brazil (Republic of) disc. Bonds FRB 6.625s, 2024

Global Crossing Holdings, Ltd. company guaranty 9 5/8s, 2008

United Mexican States Series B, 6 1/4s, 2019

Midland Funding Corp. deb. Series A, 11 3/4s, 2005

Signature Brands Ltd. sr. sub. notes 13s, 2002 (Canada)

CBS Corp. sr. notes 7.15s, 2005

Bulgaria (Government of) Series A, FRB 6.688s, 2024

Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007

International Cabletel, Inc. sr. notes stepped-coupon Series B, zero % (11 1/2s, 2/01/01), 2006

Niagara Mohawk Power Corp. sr. notes Series G, 7 3/4s, 2008


Footnote reads:
These holdings represent 8.2% of the fund's assets as of 12/31/98. Portfolio holdings will vary over time.


Favorable regulatory developments improved the market positions of specialized cellular operators and competitive local exchange carriers (CLECs), including fund holding Intermedia Communications, Inc. Intermedia has experienced continuous revenue growth since its inception in 1986. Building from its original base in Florida, the company now provides integrated telecommunications services nationally with a focus on customers who have a substantial presence in the eastern United States. Through a combination of internally generated growth and targeted acquisitions, the company has expanded its service territory and dramatically increased its customer base.

Merger and acquisition activity continued to benefit many high-yield companies during the period. Corporate bond issuers in the cable television and broadcasting industries continued to take advantage of relaxed regulations that have increased competition for lucrative business. In both industries, aggressive companies are seizing opportunities through acquisition to secure market share and to spread their fixed costs over a greater number of households. Fund holding Chancellor Media Corp., one of the largest radio broadcasting companies in the United States, is one example of this trend. While there can be no assurances, we anticipate that Chancellor should continue to show record cash flow growth due to the integration of several acquisitions, including Capstar, a major radio company, LIN Television, and the Whiteco outdoor advertising business.

* HIGH-YIELD MARKET OFFERS FUNDAMENTAL VALUE

Although we don't expect a recession, we do believe the economy will slow somewhat in the second half of 1999. Therefore, we will continue to avoid price-sensitive commodity-related companies. Conversely we plan to maintain our focus on industries that we believe will continue to offer strong growth rates regardless of economic conditions.

We believe that what has emerged over the past six months is a tremendous opportunity to purchase high-yield bonds at historically low prices. Because default rates on these bonds are currently at low levels and because we believe there are no clear signs of a recession in 1999, we do not expect high-yield bonds to remain at these levels for very long. If this market should stage a recovery in the near future as we anticipate, investors who increase their positions are gaining not just an attractively priced income investment but an opportunity for substantial appreciation.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 12/31/98, there is no guarantee the fund will continue to hold these securities in the future. The lower credit ratings of high-yield corporate bonds reflect a greater possibility that adverse changes in the economy or their issuers may affect their ability to pay principal and interest on the bonds.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam High Yield Total Return Fund is designed for investors seeking high current income, with capital growth as a secondary objective.


TOTAL RETURN FOR PERIODS ENDED 12/31/98

                                Class A           Class B           Class M
(inception date)               (1/2/97)          (1/2/97)          (1/2/97)
                             NAV      POP      NAV     CDSC      NAV     POP
------------------------------------------------------------------------------
6 months                   -10.17%  -14.43%  -10.45%  -14.73%  -10.34%  -13.22%
------------------------------------------------------------------------------
1 year                      -6.17   -10.63    -6.86   -11.13    -6.55    -9.55
------------------------------------------------------------------------------
Life of fund                 5.51     0.55     4.03     0.52     4.88     1.42
Annual average               2.72     0.27     2.00     0.26     2.41     0.71
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 12/31/98

                                  Lehman Bros.    First Boston
                                Corporate Bond  High Yield Bond     Consumer
                                     Index          Index          Price Index
------------------------------------------------------------------------------
6 months                              4.26%         -3.57%            0.74%
------------------------------------------------------------------------------
1 year                                8.59           0.58             1.80
------------------------------------------------------------------------------
Life of fund                         19.70          13.28             3.53
Annual average                        9.41           6.44             1.75
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25% respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 12/31/98

                                Class A       Class B      Class M
------------------------------------------------------------------------------
Distributions (number)             6             6            6
------------------------------------------------------------------------------
Income                          $0.416        $0.362       $0.381
------------------------------------------------------------------------------
Capital gains                      --            --           --
------------------------------------------------------------------------------
  Total                         $0.416        $0.362       $0.381
------------------------------------------------------------------------------
Share value:                  NAV      POP      NAV      NAV      POP
------------------------------------------------------------------------------
6/30/98                     $8.83    $9.27    $8.73    $8.74    $9.03
------------------------------------------------------------------------------
12/31/98                     7.52     7.90     7.46     7.46     7.71
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate1      10.37%    9.87%    9.65%   10.13%    9.81%
------------------------------------------------------------------------------
Current 30-day SEC yield2    9.50     9.05     8.73     9.15     8.85
------------------------------------------------------------------------------

1 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2 Based on investment income, calculated using SEC guidelines.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Lehman Brothers Corporate Bond Index* is an unmanaged list of publicly issued fixed-income non-convertible securities frequently used as a general measure of the performance of the corporate bond market.

First Boston High Yield Index is an unmanaged list of lower-rated higher-yielding U.S. corporate bonds.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



Proposed Merger of Fund


The Trustees of the fund have approved in principle the merger of the fund into Putnam High Yield Trust II ("High Yield II"). The purpose of the merger is to consolidate the fund, which is relatively small, into a larger Putnam high yield fund to reduce overall expenses. High Yield II is similar in investment policies to the fund except that it places a heavier emphasis on current income as opposed to total return.

Under the proposal, shareholders would become shareholders of High Yield II and receive shares of High Yield II with equal total net asset value to the value of the shares of the fund held at the time of the merger. The proposed merger is still subject to definitive approval by the Trustees of the fund and approval by shareholders at a meeting expected to be held in July. No assurance can be given that the merger will occur.

If the Trustees approve definitive arrangements concerning the merger, a full description of High Yield II and the terms of the proposed merger will be contained in proxy materials to be mailed to shareholders of the fund later this year.




Portfolio of investments owned
December 31, 1998 (Unaudited)

CORPORATE BONDS AND NOTES (74.3%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
Advertising (1.3%)
--------------------------------------------------------------------------------------------------------------------------
     $      145,000  Adams Outdoor Advertising sr. notes 10 3/4s, 2006                                      $      155,875
             50,000  Lamar Advertising Co. sr. sub. notes 9 5/8s, 2006                                              54,000
            280,000  Lamar Advertising Co. company guaranty 8 5/8s, 2007                                           296,800
            415,000  Outdoor Communications Inc. sr. sub. notes 9 1/4s, 2007                                       439,900
            500,000  Outdoor Systems, Inc. company guaranty 8 7/8s, 2007                                           533,750
                                                                                                            --------------
                                                                                                                 1,480,325

Aerospace and Defense (1.4%)
--------------------------------------------------------------------------------------------------------------------------
            415,000  Argo-Tech Corp. company guaranty 8 5/8s, 2007                                                 392,175
            120,000  Argo-Tech Corp. 144A sr. sub. notes 8 5/8s, 2007                                              113,400
            130,000  Aviation Sales Co. company guaranty 8 1/8s, 2008                                              128,700
             60,000  BE Aerospace, Inc. 144A sr. sub. notes 9 1/2s, 2008                                            63,300
            275,000  BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                            269,500
            300,000  Burke Industries, Inc. company guaranty 10s, 2007                                             291,000
            250,000  Derlan Industries Ltd. sr. notes 10s, 2007 (Canada)                                           202,500
             25,000  K&F Industries, Inc. sr. sub. notes Ser. B, 9 1/4s, 2007                                       25,250
                                                                                                            --------------
                                                                                                                 1,485,825

Agriculture (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            306,518  Premium Standard Farms, Inc. sr. sec. notes 11s, 2003 (PIK)                                   306,518
             80,000  Purina Mills, Inc. 144A sr. sub. notes 9s, 2010                                                79,600
                                                                                                            --------------
                                                                                                                   386,118

Apparel (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            250,000  Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                                 245,000

Automotive (2.0%)
--------------------------------------------------------------------------------------------------------------------------
             60,000  Aftermarket Technology Corp. sr. sub. notes 12s, 2004                                          63,000
             10,000  Cambridge Industries, Inc. company guaranty Ser. B,
                       10 1/4s, 2007                                                                                 8,000
            350,000  Exide Corp. sr. notes 10s, 2005                                                               353,500
            100,000  Hayes Lemmerz International, Inc. 144A company guaranty
                       8 1/4s, 2008                                                                                 99,500
             75,000  Hayes Wheels International, Inc. sr. sub. notes 11s, 2006                                      83,250
            150,000  Hayes Wheels International, Inc. 144A sr. sub. notes 9 1/8s, 2007                             156,750
            250,000  Lear Corp. sub. notes 9 1/2s, 2006                                                            275,625
            440,000  Navistar International Corp. sr. notes Ser. B, 8s, 2008                                       447,700
            290,000  Oxford Automotive, Inc. company guaranty Ser. B, 10 1/8s, 2007                                290,000
            250,000  Talon Automotive Group sr. sub. notes Ser. B, 9 5/8s, 2008                                    240,000
            180,000  Walbro Corp. sr. notes Ser. B, 9 7/8s, 2005                                                   178,200
                                                                                                            --------------
                                                                                                                 2,195,525

Banks (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            390,000  Chevy Chase Savings Bank Inc. sub. deb. 9 1/4s, 2008                                          390,000
            150,000  Fuji JGB Inv. LLC 144A FLIRB 9.87s, 2049 (Japan)                                              107,291
                                                                                                            --------------
                                                                                                                   497,291

Basic Industrial Products (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            325,000  American Standard Companies, Inc. sr. notes 7 3/8s, 2008                                      325,000
            300,000  Newcor, Inc. company guaranty Ser. B, 9 7/8s, 2008                                            279,000
            120,000  Roller Bearing Co. company guaranty Ser. B, 9 5/8s, 2007                                      115,200
                                                                                                            --------------
                                                                                                                   719,200

Broadcasting (4.8%)
--------------------------------------------------------------------------------------------------------------------------
            300,000  Benedek Communications Corp. sr. disc. notes stepped-coupon
                       zero % (13 1/4s, 5/15/01), 2006 (STP)                                                       214,125
            300,000  Capstar Broadcasting sr. disc. notes stepped-coupon zero %
                       (12 3/4s, 2/1/02), 2009 (STP)                                                               246,000
            320,000  Capstar Broadcasting sr. sub. notes 9 1/4s, 2007                                              332,800
            790,000  CBS Corp. sr. notes 7.15s, 2005                                                               825,700
             20,000  Central European Media Enterprises Ltd. sr. notes 9 3/8s, 2004
                       (Bermuda)                                                                                    16,700
             90,000  Chancellor Media Corp. sr. sub notes Ser. B, 8 1/8s, 2007                                      90,000
            590,000  Chancellor Media Corp. 144A sr. notes 8s, 2008                                                603,275
             25,000  Citadel Broadcasting Co. sr. sub. notes 10 1/4s, 2007                                          27,250
            220,000  Citadel Broadcasting Co. 144A sr. sub. notes 9 1/4s, 2008                                     229,900
            150,000  Comcast UK Cable, Ltd. deb. stepped-coupon zero %
                       (11.2s, 11/15/00), 2007 (Bermuda) (STP)                                                     126,000
             80,000  Fox Family Worldwide, Inc. sr. disc. notes stepped-coupon
                       zero % (10 1/4s, 11/1/02), 2007 (STP)                                                        50,400
            300,000  Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                             297,000
            220,000  Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                        209,000
             60,000  Pegasus Communications Corp. 144A sr. notes 9 3/4s, 2006                                       60,150
            200,000  Pegasus Media & Communications notes Ser. B, 12 1/2s, 2005                                    218,000
            150,000  Radio One Inc. company guaranty stepped-coupon Ser. B, 7s,
                       (12s, 5/15/00), 2004 (STP)                                                                  150,000
            450,000  RBS Participacoes S.A. 144A company guaranty 11s, 2007
                       (Brazil)                                                                                    270,000
             50,000  SFX Entertainment, Inc. 144A company guaranty Ser. B,
                       9 1/8s, 2008                                                                                 50,250
            170,000  SFX Entertainment Inc. 144A sr. sub. notes 9 1/8s, 2008                                       170,000
            464,000  Spanish Broadcasting Systems sr. notes 12 1/2s, 2002                                          510,400
             30,000  Spanish Broadcasting Systems sr. notes Ser. B, 11s, 2004                                       31,800
            270,000  TV Azteca S.A. de C.V. sr. notes 10 1/2s, 2007 (Mexico)                                       220,050
            200,000  Young Broadcasting Inc. company guaranty Ser. B, 8 3/4s, 2007                                 201,000
                                                                                                            --------------
                                                                                                                 5,149,800

Building and Construction (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            175,000  Albecca Inc. 144A sr. sub. notes 10 3/4s, 2008                                                172,375
            110,000  Building Materials Corp. 144A sr. notes 8s, 2008                                              110,413
             10,000  Cia Latino Americana 144A company guaranty 11 5/8s, 2004
                       (Argentina)                                                                                   6,500
            320,000  Grove Holdings LLC deb. stepped-coupon zero %
                       (11 5/8s, 5/1/03), 2009 (STP)                                                               134,400
            160,000  GS Superhighway Holdings sr. notes 9 7/8s, 2004                                                86,400
             80,000  Jackson Products, Inc. company guaranty Ser. B, 9 1/2s, 2005                                   80,000
             90,000  Morris Material Handling, Inc. company guaranty 9 1/2s, 2008                                   66,600
             25,000  Presley Cos. sr. notes 12 1/2s, 2001                                                           21,125
            210,000  Waxman Industries Inc. sr. notes stepped-coupon Ser. B, zero %
                       (12 3/4s, 6/1/99), 2004 (STP)                                                               105,000
                                                                                                            --------------
                                                                                                                   782,813

Business Equipment and Services (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            170,000  Cendant Corp. notes 7 1/2s, 2000                                                              171,054
            400,000  Cex Holdings, Inc. company guaranty Ser. B, 9 5/8s, 2008                                      360,000
             30,000  United Stationer Supply, Inc. 144A 8 3/8s, 2008                                                29,934
            210,000  U.S. Office Products Co. company guaranty 9 3/4s, 2008                                        132,300
                                                                                                            --------------
                                                                                                                   693,288

Cable Television (4.1%)
--------------------------------------------------------------------------------------------------------------------------
            650,000  Acme Television sr. disc. notes stepped-coupon zero %
                       (10 7/8s, 9/30/00), 2004 (STP)                                                              518,375
            190,000  Adelphia Communications Corp. sr. notes Ser. B, 9 7/8s, 2007                                  210,188
            290,000  Adelphia Communications Corp. 144A sr. notes 8 3/8s, 2008                                     300,150
             80,000  Century Communications Corp. sr. notes 8 3/4s, 2007                                            88,000
            320,000  Charter Communications International, Inc. disc. notes
                       stepped-coupon Ser. B, zero % (14s, 3/15/01), 2007 (STP)                                    286,400
             25,000  Charter Communications International, Inc. sr. notes Ser. B,
                       11 1/4s, 2006                                                                                28,000
            350,000  CSC Holdings, Inc. sr. sub. deb. 10 1/2s, 2016                                                411,250
             60,000  CSC Holdings, Inc. deb. 7 7/8s, 2018                                                           61,082
            665,000  Diamond Cable Communication Co. sr. disc. notes
                       stepped-coupon zero % (11 3/4s, 12/15/00), 2005
                       (United Kingdom) (STP)                                                                      546,963
            385,000  Diamond Cable Communication Co. sr. disc. notes
                       stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                       (United Kingdom) (STP)                                                                      273,350
            790,000  International Cabletel, Inc. sr. notes stepped-coupon
                       Ser. B, zero % (11 1/2s, 2/01/01), 2006 (STP)                                               663,600
            410,000  Lenfest Communications, Inc. sr. sub. notes 8 1/4s, 2008                                      422,300
            300,000  Marcus Cable Co. (L.P.) sr. disc. notes stepped-coupon zero %
                       (14 1/4s, 6/15/00), 2005 (STP)                                                              286,500
            100,000  Supercanal Holdings S.A. 144A sr. notes 11 1/2s, 2005
                       (Argentina)                                                                                  55,000
             70,000  TeleWest Communications PLC 144A sr. notes 11 1/4s, 2008
                       (United Kingdom)                                                                             78,750
            100,000  United Artist bank term loan Series C, 8.688s, 2007                                            98,500
            125,000  United International Holdings sr. disc. notes stepped-coupon
                       Ser. B, zero % (10 3/4s, 2/15/03), 2008 (STP)                                                66,250
                                                                                                            --------------
                                                                                                                 4,394,658

Cellular Communications (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            120,000  Celcaribe S.A. sr. notes 13 1/2s, 2004 (Colombia)                                             114,000
             35,000  Conecel Holdings 144A notes Ser. A, 14s, 2000                                                  14,000
            290,000  Comcast Cellular Holdings sr. notes Ser. B, 9 1/2s, 2007                                      308,125
                                                                                                            --------------
                                                                                                                   436,125

Chemicals (1.2%)
--------------------------------------------------------------------------------------------------------------------------
            300,000  Acetex Corp. sr. notes 9 3/4s, 2003 (Canada)                                                  297,000
            255,000  Geo Specialty Chemicals, Inc. 144A sr. sub. notes 10 1/8s, 2008                               247,350
            150,000  Huntsman Corp. 144A sr. sub. notes 9 1/2s, 2007                                               149,250
            250,000  PCI Chemicals & Pharmaceuticals company guaranty
                       9 1/4s, 2007 (India)                                                                        195,000
             68,796  Polytama International company guaranty 11 1/4s, 2007
                       (Indonesia)                                                                                  13,759
            240,000  Sterling Chemicals Holdings sr. disc. notes stepped-coupon
                       zero % (13 1/2s, 8/15/01), 2008 (STP)                                                        96,000
            160,000  Trikem S.A. 144A bonds 10 5/8s, 2007 (Brazil)                                                  72,000
            250,000  Union Carbide Global Enterprises sr. sub. notes Ser. B, 12s, 2005                             262,500
                                                                                                            --------------
                                                                                                                 1,332,859

Computer Services and Software (1.0%)
--------------------------------------------------------------------------------------------------------------------------
             20,000  Concentric Network Corp. sr. notes 12 3/4s, 2007                                               20,400
            220,000  PSINet, Inc. 144A sr. notes 11 1/2s, 2008                                                     229,900
            120,000  PSINet, Inc. sr. notes Ser. B, 10s, 2005                                                      117,600
            500,000  Unisys Corp. sr. notes 11 3/4s, 2004                                                          580,000
            120,000  Verio Inc. 144A sr. notes 11 1/4s, 2008                                                       121,200
                                                                                                            --------------
                                                                                                                 1,069,100

Computers (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            390,000  IPC Information Systems sr. disc. notes stepped-coupon
                       zero % (10 7/8s, 11/1/01), 2008 (STP)                                                       245,700
            250,000  Paramount Communications, Inc. deb. 7 1/2s, 2023                                              253,028
                                                                                                            --------------
                                                                                                                   498,728

Conglomerates (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            220,000  Axia, Inc. company guaranty 10 3/4s, 2008                                                     222,750

Consumer Durable Goods (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            360,000  French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007                                       355,500
             50,000  Sealy Mattress Co. company guaranty stepped-coupon
                       Ser. B, zero % (10 7/8s, 12/15/02), 2007 (STP)                                               30,000
            470,000  Sealy Mattress Co. sr. sub. notes Ser. B, 9 7/8s, 2007                                        446,500
                                                                                                            --------------
                                                                                                                   832,000

Consumer Non Durables (1.0%)
--------------------------------------------------------------------------------------------------------------------------
             15,000  Amscan Holdings, Inc. sr. sub. notes 9 7/8s, 2007                                              13,800
             50,000  Chattem, Inc. company guaranty Ser. B, 8 7/8s, 2008                                            51,500
            500,000  Revlon Consumer Products sr. sub. notes 8 5/8s, 2008                                          455,000
            110,000  Revlon, Inc. 144A sr. notes 9s, 2006                                                          108,900
            530,000  Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                                  455,800
                                                                                                            --------------
                                                                                                                 1,085,000

Consumer Products (0.5%)
--------------------------------------------------------------------------------------------------------------------------
             10,000  Hedstrom Holdings, Inc. 144A sr. disc. notes stepped-coupon
                       zero % (12s, 6/1/02), 2009 (STP)                                                              4,500
          1,260,000  Iron Age Holdings Corp. sr. disc. notes stepped-coupon
                       zero % (12 1/8s, 5/1/03), 2009 (STP)                                                        567,000
                                                                                                            --------------
                                                                                                                   571,500

Consumer Services (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            240,000  Amazon.com Inc. sr. disc. notes stepped-coupon zero %
                       (10s, 05/01/03), 2008 (STP)                                                                 154,800
            250,000  Coinmach Corp. sr. notes 11 3/4s, 2005                                                        273,750
            125,000  FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                           121,875
             70,000  Protection One, Inc. sr. disc. notes stepped-coupon zero %
                       (13 5/8s, 6/30/00), 2005 (STP)                                                               79,450
            430,000  Tricon Global Restaurants, Inc. sr. notes 7.45s, 2005                                         441,288
                                                                                                            --------------
                                                                                                                 1,071,163

Electronics and Electrical Equipment (2.4%)
--------------------------------------------------------------------------------------------------------------------------
             75,000  Details, Inc. sr. discount notes stepped-coupon Ser. B, zero %,
                       (12 1/2s, 11/15/02), 2007 (STP)                                                              41,250
             35,000  DII Group, Inc. (The) sr. sub. notes 8 1/2s, 2007                                              34,300
            450,000  Dobson Communications Corp. sr. notes 11 3/4s, 2007                                           447,750
            261,497  Fairchild Semiconductor Corp. 144A sr. sub. notes 11.74s, 2008                                219,657
            350,000  Fairchild Semiconductor Corp. sr. sub. notes 10 1/8s, 2007                                    350,000
            200,000  Flextronics International Ltd. sr. sub. notes Ser. B, 8 3/4s, 2007                            205,500
            115,000  HCC Industries, Inc. company guaranty 10 3/4s, 2007                                           110,400
            440,000  Metromedia Fiber Network, Inc. 144A sr. notes 10s, 2008                                       451,000
            100,000  Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                                   102,500
            140,000  Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                        142,800
             30,000  Samsung Electronics 144A company guaranty 9 3/4s, 2003                                         28,500
             70,000  Viasystems Inc. sr. sub notes 9 3/4s, 2007                                                     69,650
            190,000  Viasystems, Inc. 144A sr. notes 9 3/4s, 2007                                                  176,700
             60,000  Wavetek Corp. company guaranty 10 1/8s, 2007                                                   57,000
            160,000  Zilog, Inc. company guaranty Ser. B, 9 1/2s, 2005                                             128,000
                                                                                                            --------------
                                                                                                                 2,565,007

Energy-Related (1.2%)
--------------------------------------------------------------------------------------------------------------------------
            600,000  Niagara Mohawk Power Corp. sr. notes Ser. G, 7 3/4s, 2008                                     655,674
            100,000  Niagara Mohawk Power Corp. sr. notes Ser. F, 7 5/8s, 2005                                     105,339
            150,000  Panda Global Energy Co. company guaranty 12 1/2s, 2004
                       (China)                                                                                      63,000
            340,000  RAM Energy Inc. sr. notes 11 1/2s, 2008                                                       224,400
            200,000  York Power Funding 144A company guaranty 12s, 2007
                       (Cayman Islands)                                                                            204,000
                                                                                                            --------------
                                                                                                                 1,252,413

Entertainment (1.4%)
--------------------------------------------------------------------------------------------------------------------------
             20,000  AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                            20,400
            250,000  Aztar Corp. sr. sub. notes 13 3/4s, 2004                                                      277,500
             10,000  Cinemark USA, Inc. sr. sub. notes 9 5/8s, 2008                                                 10,475
            320,000  Park Place Entertainment sr. sub. notes 7 7/8s, 2005                                          321,600
            100,000  Premier Parks, Inc. sr. notes 9 1/4s, 2006                                                    104,250
             90,000  Silver Cinemas Inc. sr. sub. notes 10 1/2s, 2005                                               61,200
            360,000  Six Flags Corp. sr. notes 8 7/8s, 2006                                                        373,050
            350,000  United Artists Theatre 144A 9 3/4s, 2008                                                      336,000
                                                                                                            --------------
                                                                                                                 1,504,475

Environmental Control (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            540,000  Allied Waste Industries, Inc. 144A sr. notes 7 7/8s, 2009                                     546,750
             30,000  ATC Group Services, Inc. company guaranty 12s, 2008                                             3,000
                                                                                                            --------------
                                                                                                                   549,750

Food and Beverages (3.5%)
--------------------------------------------------------------------------------------------------------------------------
             50,000  Ameriserve Food Co. company guaranty 8 7/8s, 2006                                              47,000
            580,000  Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                        632,200
            250,000  Canandaigua Wine Co. sr. sub. notes Ser. C, 8 3/4s, 2003                                      257,500
            500,000  Doane Products Co. 144A sr. sub. notes 9 3/4s, 2007                                           511,250
             75,000  Eagle Family Foods company guaranty Ser. B, 8 3/4s, 2008                                       71,250
            500,000  Fleming Companies, Inc. company guaranty Ser. B, 10 5/8s, 2007                                470,000
             15,000  Nebco Evans Holding Co. sr. disc. notes stepped-coupon zero %
                       (12 3/8s, 7/15/02), 2007 (STP)                                                                7,200
             80,000  Pathmark Stores sr. sub. notes 9 5/8s, 2003                                                    77,600
            295,000  RAB Enterprises, Inc. 144A sr. notes 10 1/2s, 2005                                            221,250
            100,000  RAB Food Holdings, Inc. 144A sr. notes 13s, 2008                                               70,000
            750,000  Signature Brands Ltd. sr. sub. notes 13s, 2002 (Canada)                                       840,000
            500,000  Star Markets Co. sr. sub. notes 13s, 2004                                                     557,500
                                                                                                            --------------
                                                                                                                 3,762,750

Health Care (3.4%)
--------------------------------------------------------------------------------------------------------------------------
            250,000  Columbia/HCA Healthcare Corp. notes 7 1/4s, 2008                                              240,150
            450,000  Conmed Corp. company guaranty 9s, 2008                                                        450,000
            310,000  Extendicare Health Services, Inc. company guaranty 9.35s, 2007                                297,213
             62,000  Genesis Health Ventures, Inc. sr. sub. notes 9 3/4s, 2005                                      60,140
            270,000  Global Health Sciences company guaranty 11s, 2008                                             180,900
             90,000  Hudson Respiratory Care, Inc. sr. sub. notes 9 1/8s, 2008                                      70,200
            140,000  Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/2s, 2007                          133,000
            205,000  Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/4s, 2008                          192,700
            250,000  Magellan Health Services, Inc. sr. sub. notes 9s, 2008                                        230,000
             90,000  Mariner Post-Acute Network, Inc. sr. sub. notes stepped-coupon
                       Ser. B, zero % (10 1/2s, 11/1/02), 2007 (STP)                                                43,650
            305,000  Mariner Post-Acute Network, Inc. sr. sub. notes Ser. B,
                       9 1/2s, 2007                                                                                248,575
            400,000  Multicare Cos., Inc. sr. sub. notes 9s, 2007                                                  368,000
            122,000  Paracelsus Healthcare sr. sub. notes 10s, 2006                                                111,325
             50,000  Paragon Corp. Holdings, Inc. company guaranty Ser. B,
                       9 5/8s, 2008                                                                                 42,000
            250,000  Quorum Health Group, Inc. sr. sub. notes 8 3/4s, 2005                                         250,000
             50,000  Sun Healthcare Group, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007                                 40,500
            140,000  Sun Healthcare Group, Inc. 144A sr. sub. notes 9 3/8s, 2008                                   112,000
             55,000  Tenet Healthcare Corp. sr. sub. notes 8 5/8s, 2007                                             57,475
            500,000  Tenet Healthcare Corp. 144A sr. sub. notes 8 1/8s, 2008                                       512,500
             80,000  Tenet Healthcare Corp. sr. notes 8s, 2005                                                      81,200
                                                                                                            --------------
                                                                                                                 3,721,528

Hospital Management and Medical Services (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            270,000  MedPartners, Inc. sr. notes 7 3/8s, 2006                                                      212,965
            150,000  MedPartners, Inc. sr. sub. notes 6 7/8s, 2000                                                 129,086
                                                                                                            --------------
                                                                                                                   342,051

Insurance and Finance (2.5%)
--------------------------------------------------------------------------------------------------------------------------
            375,000  Aames Financial Corp. sr. notes 9 1/8s, 2003                                                  225,000
            100,000  Advanta Corp. company guaranty Ser. B, 8.99s, 2026                                             30,000
            100,000  Colonial Capital II 144A company guaranty 8.92s, 2027                                         102,450
            320,000  Delta Financial Corp. sr. notes 9 1/2s, 2004                                                  268,800
             10,000  Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                                         10,801
             25,000  Dine S.A. de C.V. company guaranty 8 3/4s, 2007 (Mexico)                                       20,500
          1,010,000  DTI Holdings Inc. sr. disc. notes, stepped-coupon Ser. B, zero %
                       (12 1/2s, 03/01/03), 2008 (STP)                                                             257,550
            110,000  Greenpoint Capital Trust I company guaranty 9.1s, 2027                                        116,153
            150,000  Imperial Credit Capital Trust I 144A company guaranty
                       10 1/4s, 2002                                                                               114,000
            400,000  Imperial Credit Industries, Inc. sr. notes 9 7/8s, 2007                                       308,000
            410,000  Nationwide Credit Inc. sr. notes Ser. A, 10 1/4s, 2008                                        328,000
             25,000  Ocwen Capital Trust I company guaranty 10 7/8s, 2027                                           20,000
             25,000  Provident Capital Trust company guaranty 8.6s, 2026                                            28,381
            500,000  Reliance Group Holdings, Inc. sr. notes 9s, 2000                                              520,775
            320,000  Resource America Inc. 144A sr. notes 12s, 2004                                                259,200
            110,000  Sovereign Capital Trust company guaranty 9s, 2027                                             104,798
             10,000  Webster Capital Trust I 144A bonds 9.36s, 2027                                                 10,428
                                                                                                            --------------
                                                                                                                 2,724,836

Lodging (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            140,000  Epic Resorts LLC company guaranty Ser. B, 13s, 2005                                           135,800
            575,000  HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                                    559,188
            200,000  Raintree Resorts International, Inc. sr. notes Ser. B, 13s, 2004                              110,000
                                                                                                            --------------
                                                                                                                   804,988

Manufacturing (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            170,000  Insilco Holding Co. sr. disc. notes stepped-coupon zero %
                       (14s, 8/15/03), 2008 (STP)                                                                   76,500

Medical Supplies and Devices (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            260,000  ALARIS Medical Systems, Inc. company guaranty 9 3/4s, 2006                                    265,200
            185,000  Leiner Health Products sr. sub. notes 9 5/8s, 2007                                            192,400
            150,000  Mediq, Inc. deb. stepped-coupon zero % (13s, 6/1/03), 2009 (STP)                               67,500
            170,000  Mediq, Inc. company guaranty 11s, 2008                                                        163,200
                                                                                                            --------------
                                                                                                                   688,300

Metals and Mining (1.7%)
--------------------------------------------------------------------------------------------------------------------------
            180,000  Kaiser Aluminum & Chemical Corp. sr. sub. notes 12 3/4s, 2003                                 176,400
            190,000  Lodestar Holdings, Inc. company guaranty 11 1/2s, 2005                                        152,000
            450,000  Oregon Steel Mills 1st mortgage 11s, 2003                                                     465,750
            230,000  WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                                                   227,700
            250,000  Weirton Steel Co. sr. notes 11 3/8s, 2004                                                     222,500
            265,000  Wheeling-Pittsburgh Steel Corp. sr. notes 9 1/4s, 2007                                        249,100
            320,000  WHX Corp. sr. notes 10 1/2s, 2005                                                             292,800
                                                                                                            --------------
                                                                                                                 1,786,250

Oil and Gas (4.1%)
--------------------------------------------------------------------------------------------------------------------------
            300,000  American Eco Corp. company guaranty Ser. B, 9 5/8s, 2008                                      150,000
            100,000  Benton Oil & Gas Co. sr. notes 11 5/8s, 2003                                                   58,000
             20,000  Benton Oil & Gas Co. sr. notes 9 3/8s, 2007                                                     9,000
            150,000  Chesapeake Energy Corp. company guaranty Ser. B, 9 5/8s, 2005                                 115,500
            200,000  Cliffs Drilling Co. company guaranty Ser. D, 10 1/4s, 2003                                    205,000
             30,000  Coho Energy, Inc. sr. sub. notes 8 7/8s, 2007                                                  24,000
             95,000  Eagle Geophysical, Inc. company guaranty Ser. B, 10 3/4s, 2008                                 79,800
             40,000  Flores & Rucks, Inc. sr. sub. notes 9 3/4s, 2006                                               41,200
             30,000  Gothic Energy Corp. sr. disc. notes, stepped-coupon Ser. B,
                       zero % (14 1/8s, 5/1/03), 2006 (STP)                                                          9,900
            270,000  Gothic Production Corp. company guaranty Ser. B, 11 1/8s, 2005                                207,900
            310,000  Gulf Canada Resources, Ltd. sr. notes 8 3/8s, 2005 (Canada)                                   306,900
            140,000  HS Resources, Inc. sr. sub. notes Ser. B, 9 1/4s, 2006                                        133,000
            500,000  Kelley Oil & Gas Corp. sr. sub. notes Ser. B, 10 3/8s, 2006                                   367,500
            250,000  Michael Petroleum Corp. sr. notes Ser. B, 11 1/2s, 2005                                       196,250
             90,000  Northern Offshore 144A company guaranty 10s, 2005                                              46,800
            120,000  Ocean Energy, Inc. company guaranty Ser. B, 8 7/8s, 2007                                      116,400
            180,000  Ocean Energy, Inc. company guaranty Ser. B, 8 3/8s, 2008                                      168,300
             20,000  Panaco, Inc. company guaranty Ser. B, 10 5/8s, 2004                                            15,000
            300,000  Seven Seas Petroleum sr. notes Ser. B, 12 1/2s, 2005                                          150,000
            795,000  Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                                  763,200
            175,000  Southwest Royalties, Inc. company guaranty 10 1/2s, 2004                                       70,000
            210,000  Stone Energy Corp. company guaranty 8 3/4s, 2007                                              205,800
          1,400,000  Transamerican Energy sr. disc. notes stepped-coupon Ser. B,
                       zero % (13s, 6/15/99), 2002 (STP)                                                           392,000
            500,000  Transamerican Energy sr. notes Ser. B, 11 1/2s, 2002                                          145,000
            210,000  Triton Energy Ltd. sr. notes 9 1/4s, 2005                                                     194,687
            210,000  Triton Energy Ltd. sr. notes 8 3/4s, 2002                                                     204,653
             50,000  XCL Ltd. 144A company guaranty 13 1/2s, 2004                                                   50,000
                                                                                                            --------------
                                                                                                                 4,425,790

Packaging and Containers (1.2%)
--------------------------------------------------------------------------------------------------------------------------
            250,000  AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                              252,500
             40,000  Owens-Illinois, Inc. deb. 7.8s, 2018                                                           39,906
             80,000  Radnor Holdings Inc. sr. notes 10s, 2003                                                       81,600
            400,000  Riverwood International Corp. company guaranty 10 7/8s, 2008                                  364,000
            450,000  Riverwood International Corp. company guaranty 10 5/8s, 2007                                  447,750
            100,000  Riverwood International Corp. company guaranty 10 1/4s, 2006                                   98,000
                                                                                                            --------------
                                                                                                                 1,283,756

Paper and Forest Products (1.1%)
--------------------------------------------------------------------------------------------------------------------------
            125,000  APP Finance II Mauritius Ltd. bonds stepped-coupon 12s,
                       (16s, 2/15/04), 2049 (Indonesia) (STP)                                                       75,000
             20,000  Boise Cascade Co. med. term notes Ser. A, 7.43s, 2005                                          19,759
            200,000  Consumers International 144A sr. notes 10 1/4s, 2005                                          209,000
             40,000  Huntsman Packaging Corp. company guaranty 9 1/8s, 2007                                         39,600
             90,000  Impac Group Inc. company guaranty Ser. B, 10 1/8s, 2008                                        90,450
            650,000  Indah Kiat Financial Mauritius Ltd. company guaranty 10s, 2007
                       (Indonesia)                                                                                 344,500
            175,000  PT Pabrik Kertas Tjiwi Kimia company guaranty 10s, 2004
                       (Indonesia)                                                                                  92,750
            220,000  Repap New Brunswick sr. notes 10 5/8s, 2005 (Canada)                                          147,400
             70,000  Repap New Brunswick sr. notes 9s, 2004 (Canada)                                                63,000
             80,000  Republic Group Inc. sr. sub. notes 9 1/2s, 2008                                                78,200
                                                                                                            --------------
                                                                                                                 1,159,659

Pharmaceuticals (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             90,000  Biovail Corp. International 144A sr. notes 10 7/8s, 2005                                       90,450
            135,000  ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                                         138,375
                                                                                                            --------------
                                                                                                                   228,825

Photography (--%)
--------------------------------------------------------------------------------------------------------------------------
             30,000  PX Escrow Corp. sr. disc. notes stepped-coupon zero %
                       (9 5/8s, 2/1/02), 2006 (STP)                                                                 16,500

Publishing (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            225,000  Affinity Group Holdings sr. notes 11s, 2007                                                   229,500
            350,000  Hollinger International Publishing, Inc. company guaranty
                       9 1/4s, 2007                                                                                367,500
             60,000  Perry-Judd company guaranty 10 5/8s, 2007                                                      62,700
             42,605  Von Hoffman Press, Inc.144A sr. sub. notes 13 1/2s, 2009                                       42,605
             10,000  Von Hoffman Press Inc. 144A sr. sub. notes 10 3/8s, 2007                                       10,300
                                                                                                            --------------
                                                                                                                   712,605

Recreation (2.7%)
--------------------------------------------------------------------------------------------------------------------------
            550,000  Argosy Gaming Co. company guaranty 13 1/4s, 2004                                              616,688
            200,000  Autotote Corp. company guaranty Ser. B, 10 7/8s, 2004                                         207,500
             90,000  Circus Circus Enterprises, Inc. sr. sub. notes 9 1/4s, 2005                                    91,800
             50,000  Circus Circus Enterprises, Inc. sr. notes 6.45s, 2006                                          44,934
            500,000  Coast Hotels & Casinos, Inc. 1st mtge. company guaranty Ser. B,
                       13s, 2002                                                                                   562,500
            120,000  Fitzgeralds Gaming Corp. company guaranty Ser. B, 12 1/4s, 2004                                64,800
            220,000  Harrahs Entertainment, Inc. company guaranty 7 7/8s, 2005                                     218,900
            100,000  Hollywood Casino Corp. sr. notes 12 3/4s, 2003                                                106,000
            100,000  Isle of Capri Black Hawk LLC 144A 1st mortgage Ser. B,
                       13s, 2004                                                                                   110,000
            350,000  Mohegan Tribal Gaming Auth. sr. notes Ser. B, 13 1/2s, 2002                                   421,750
             50,000  PRT Funding Corp. sr. notes 11 5/8s, 2004 (In default)                                         27,625
            200,000  Sun International Hotels Ltd. company guaranty 9s, 2007                                      208,000
             25,000  Trump A.C. 1st mtge. 11 1/4s, 2006                                                             22,000
            190,000  Trump Castle Funding 144A sub. notes 10 1/4s, 2003                                            191,900
                                                                                                            --------------
                                                                                                                 2,894,397

Retail (1.4%)
--------------------------------------------------------------------------------------------------------------------------
            110,000  Eye Care Centers of America 144A sr. sub. notes 9 1/8s, 2008                                  105,600
            330,000  Home Interiors & Gifts, Inc. 144A sr. sub. notes 10 1/8s, 2008                                326,700
            100,000  K mart Corp. med. term notes 7.55s, 2004                                                      100,022
            130,000  NBTY Inc. 144A sr. sub. notes 8 5/8s, 2007                                                    126,750
            220,000  North Atlantic Trading Co. company guaranty Ser. B, 11s, 2004                                 222,200
            200,000  Southland Corp. deb. Ser. A, 4 1/2s, 2004                                                     170,000
            180,000  Specialty Retailers, Inc. company guaranty Ser. B, 8 1/2s, 2005                               156,600
            290,000  William Carter Holdings Co. sr. sub. notes Ser. A, 10 3/8s, 2006                              311,750
             10,000  William Carter Holdings Co. sr. sub. notes Ser. A, 12s, 2008                                   10,750
                                                                                                            --------------
                                                                                                                 1,530,372

Satellite Services (1.1%)
--------------------------------------------------------------------------------------------------------------------------
            425,000  Echostar Satellite Broadcast Corp. sr. disc. notes stepped-coupon
                       zero % (13 1/8s, 3/15/00), 2004 (STP)                                                       423,938
            210,000  Golden Sky Systems 144A sr. sub. notes 12 3/8s, 2006                                          215,250
            700,000  ICG Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (10s, 02/15/03), 2008 (STP)                                                          357,000
            340,000  ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                       (9 7/8s, 5/1/03), 2008 (STP)                                                                170,000
             53,000  TCI Satellite Entertainment, Inc. sr. sub. notes 10 7/8s, 2007                                 16,960
                                                                                                            --------------
                                                                                                                 1,183,148

Specialty Consumer Products (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            105,000  Decora Industries, Inc. sec. Ser. B, 11s, 2005                                                100,275

Telecommunications (15.6%)
--------------------------------------------------------------------------------------------------------------------------
            890,000  21st Century Telecom Group, Inc. sr. disc. notes stepped-coupon
                       zero % (12 1/4s, 2/15/03), 2008 (STP)                                                       373,800
            260,000  Allbritton Communications Co. sr. sub. notes Ser. B, 8 7/8s, 2008                             261,950
            690,000  Allegiance Telecom, Inc. sr. disc. notes stepped-coupon Ser. B,
                       zero % (11 3/4s, 2/15/03), 2008 (STP)                                                       324,300
            250,000  Barak I.T.C. sr. disc. notes stepped-coupon Ser. B, zero %
                       (12 1/2s, 11/15/02), 2007 (Israel) (STP)                                                    127,500
             90,000  Bestel S.A. de C.V. sr. disc. notes stepped-coupon zero %
                       (12 3/4s, 5/15/03), 2005 (Mexico) (STP)                                                      49,500
            450,000  BTI Telecom Corp. sr. notes 10 1/2s, 2007                                                     339,750
             55,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon zero %
                       (8.94s, 8/15/03), 2008 (Canada) (STP)                                                        31,625
            140,000  CapRock Communications Corp. sr. notes Ser. B, 12s, 2008                                      134,400
            230,000  CellNet Data Systems, Inc. sr. disc. notes stepped-coupon zero %
                       (14s, 10/1/02), 2007 (STP)                                                                   50,600
            200,000  Colt Telecommunications Group PLC sr. disc. notes stepped-coupon zero %, (12s, 12/15/01), 2006
                       (United Kingdom) (STP)                                                                      167,000
            780,000  Covad Communications Group sr. disc. notes
                       stepped-coupon Ser. B, zero % (13 1/2s, 03/15/03), 2008 (STP)                               429,000
             60,000  CTI Holdings S.A. sr. notes stepped-coupon zero %
                       (11 1/2s, 4/15/03), 2008 (Argentina) (STP)                                                   26,400
            225,000  Dobson Wireline Co. sr. notes 12 1/4s, 2008                                                   209,250
            525,000  E. Spire Communications, Inc. sr. notes 13 3/4s, 2007                                         493,500
            420,000  Econophone, Inc. 144A notes stepped-coupon zero %
                       (11s, 2/15/03), 2008 (STP)                                                                  210,000
            100,000  Esprit Telecom Group PLC sr. notes 11 1/2s, 2007
                       (United Kingdom)                                                                            102,000
            550,000  Firstworld Communication Corp. sr. disc. notes
                       stepped-coupon zero % (13, 4/15/03), 2008 (STP)                                             165,000
            450,000  Flag Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                               441,000
            600,000  Focal Communications Corp. sr. disc. notes, stepped-coupon
                       Ser. B, zero % (12 1/8s, 02/15/03), 2008 (STP)                                              318,000
          1,000,000  Global Crossing Holdings, Ltd. company guaranty 9 5/8s, 2008                                1,045,000
            100,000  Globo Communicacoes company guaranty 10 1/2s, 2006 (Brazil)                                    65,000
            400,000  Globo Communicacoes 144A company guaranty 10 1/2s, 2006
                       (Brazil)                                                                                    260,000
            250,000  GST Equipment Funding sr. notes 13 1/4s, 2007                                                 246,250
            765,000  GST Telecommunications, Inc. company guaranty
                       stepped-coupon zero % (13 7/8s, 12/15/00), 2005 (STP)                                       546,975
            110,000  GST Telecommunications, Inc. 144A sr. disc. notes
                       stepped-coupon zero % (10 1/2s, 5/1/03), 2008 (STP)                                          48,400
            115,000  Hyperion Telecommunications Corp., Inc. sr. notes Ser. B,
                       12 1/4s, 2004                                                                               116,150
            275,000  Intelcom Group (USA), Inc. company guaranty stepped-coupon
                       zero % (12 1/2s, 5/1/01), 2006 (STP)                                                        198,000
            100,000  Intermedia Communications, Inc. sr. disc. notes stepped-coupon
                       Ser. B, zero % (11 1/4s, 7/15/02), 2007 (STP)                                                68,000
            360,000  Intermedia Communications, Inc. sr. notes Ser. B, 8.6s, 2008                                  343,800
            150,000  Intermedia Communications, Inc. sr. notes Ser. B, 8 1/2s, 2008                                142,500
            120,000  IXC Communications, Inc. sr. sub. notes 9s, 2008                                              120,900
            550,000  KMC Telecom Holdings, Inc. sr. disc. notes stepped-coupon
                       zero % (12 1/2s, 2/15/03), 2008 (STP)                                                       269,500
            360,000  Knology Holdings, Inc. sr. disc. notes stepped-coupon zero %,
                       (11 7/8s, 10/15/02), 2007 (STP)                                                             177,300
             40,000  L-3 Communications Corp. sr. sub. notes Ser. B, 10 3/8s, 2007                                  43,900
            350,000  L-3 Communications Corp. sr. sub. notes 8 1/2s, 2008                                          360,500
            250,000  Level 3 Communication, Inc. sr. notes 9 1/8s, 2008                                            247,813
            250,000  McCaw International Ltd sr. disc. notes stepped coupon zero %
                       (13s, 4/15/02), 2007 (STP)                                                                  136,250
            270,000  Metrocall, Inc. 144A sr. sub. notes 11s, 2008                                                 270,000
             30,000  MetroNet Communications Corp. sr. notes 12s, 2007                                              33,300
             25,000  MetroNet Communications Corp. sr. disc. notes stepped-coupon
                       zero % (10 3/4s, 11/1/02), 2007 (Canada) (STP)                                               16,500
            390,000  MetroNet Communications Corp. 144A sr. notes 10 5/8s, 2008                                    413,400
            225,000  MetroNet Communications Corp. sr. disc. stepped-coupon
                       notes zero % (9.95s, 6/15/03), 2008 (Canada) (STP)                                          135,000
            310,000  Microcell Telecommunications sr. disc. notes stepped-coupon
                       Ser. B, zero % (14s, 12/1/01), 2006 (Canada) (STP)                                          234,050
            925,000  Millicom International Cellular S.A. sr. disc. notes stepped-coupon
                       zero % (13 1/2s, 6/1/01), 2006 (Luxembourg) (STP)                                           647,500
             40,000  MJD Communications, Inc. notes Ser. B, FRN, 9.16s, 2008                                        38,400
             60,000  Mobile Telecommunications Tech. sr. notes 13 1/2s, 2002                                        67,200
             50,000  Netia Holdings B.V. 144A company guaranty stepped-coupon
                       zero % (11 1/4s, 11/1/01), 2007 (Poland) (STP)                                               28,500
            300,000  Netia Holdings B.V. 144A company guaranty 10 1/4s, 2007
                       (Poland)                                                                                    255,000
             70,000  NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (12 1/8s, 4/15/03), 2008 (STP)                                                        33,600
            420,000  NEXTEL Communications, Inc. 144A sr. notes 12s, 2008                                          466,200
            650,000  NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (10.65s, 9/15/02), 2007 (STP)                                                        417,625
            370,000  NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (9.95s, 2/15/03), 2008 (STP)                                                         222,000
            230,000  NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                         230,000
            210,000  NTL Inc. 144A sr. notes 11 1/2s, 2008                                                         228,900
            390,000  NTL Inc. sr. notes, stepped-coupon Ser. B, zero %
                       (9 3/4s, 4/1/03), 2008 (STP)                                                                237,900
             70,000  Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s, 2005                                          72,800
            125,000  Paging Network Do Brasil sr. notes 13 1/2s, 2005 (Brazil)                                      61,250
            290,000  Pathnet, Inc. sr. notes 12 1/4s, 2008                                                         203,000
             30,000  Price Communications Wireless, Inc. 144A sr. notes 9 1/8s, 2006                                30,150
             80,000  Primus Telecommunications Group, Inc. sr. notes Ser. B,
                       9 7/8s, 2008                                                                                 76,200
            310,000  Qwest Communications International, Inc. sr. disc. notes
                       stepped-coupon zero % (9.47s, 10/15/02), 2007 (STP)                                         241,025
            110,000  RCN Corp. sr. disc. notes stepped-coupon zero %,
                       (11 1/8s, 10/15/02), 2007 (STP)                                                              63,800
            250,000  Rhythms Netconnections, Inc. sr. disc. notes Ser. B, zero %
                       (13 1/2s, 5/15/03), 2008 (STP)                                                              122,500
             70,000  Rogers Cantel, Inc. sr. sub. notes 8.8s, 2007 (Canada)                                         70,525
            199,000  RSL Communications, Ltd. company guaranty 12 1/4s, 2006                                       208,950
             70,000  RSL Communications, Ltd. company guaranty, stepped-coupon
                       zero % (10 1/8s, 3/1/03), 2008 (STP)                                                         39,900
             50,000  RSL Communications, Ltd. company guaranty 9 1/8s, 2008                                         45,500
            150,000  RSL Communications PLC. 144A sr. notes 10 1/2s, 2008
                       (United Kingdom)                                                                            148,500
            303,000  Sprint Spectrum L.P. sr. disc. notes stepped-coupon zero %
                       (12 1/2s, 8/15/01), 2006 (STP)                                                              272,700
             60,000  Sprint Spectrum L.P. sr. notes 11s, 2006                                                       69,000
            100,000  Startec Global Communications Corp. sr. notes 12s, 2008                                        87,000
             70,000  Telecommunications Techniques, Inc. company guaranty
                       9 3/4s, 2008                                                                                 67,900
             25,000  Telesystem International Wireless Inc. sr. disc. notes
                       stepped-coupon Ser. C, zero %, (10 1/2s, 11/1/02), 2007 (STP)                                 9,125
            160,000  Teligent, Inc. sr. disc. notes stepped-coupon Ser. B, zero %
                       (11 1/2s, 3/1/03), 2008 (STP)                                                                79,200
            200,000  Teligent, Inc. sr. notes 11 1/2s, 2007                                                        187,000
            400,000  Time Warner Telecom Inc. sr. notes 9 3/4s, 2008                                               418,000
            150,000  Transtel S.A. 144A pass through certificates 12 1/2s, 2007
                       (Colombia)                                                                                   57,000
            110,000  US Xchange LLC sr. notes 15s, 2008                                                            112,750
            300,000  USN Communications, Inc. sr. disc. notes stepped-coupon
                       Ser. B, zero % (14 5/8s, 8/15/00), 2004 (STP)                                                30,000
             95,000  Versatel Teleco sr. notes 13 1/4s, 2008                                                        93,575
            610,000  Viatel, Inc. sr. notes 11 1/4s, 2008                                                          603,900
             50,000  WAM!NET, Inc. company guaranty stepped-coupon Ser. B,
                       zero % (13 1/4s, 3/1/02), 2005 (STP)                                                         27,500
             55,000  WinStar Communications, Inc. sr. sub. notes stepped-coupon
                       zero % (15s, 3/1/02), 2007 (STP)                                                             51,150
            410,000  WinStar Communications. Inc. sr. sub. notes 11s, 2008                                         295,200
            250,000  Winstar Communications. Inc. company guaranty zero %, 2005                                    277,500
             75,000  WinStar Equipment Corp. company guaranty 12 1/2s, 2004                                         75,375
                                                                                                            --------------
                                                                                                                16,863,863

Telephone Services (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             35,000  Facilicom International sr. notes Ser. B., 10 1/2s, 2008                                       27,650
            200,000  Long Distance International, Inc. 144A sr. notes 12 1/4s, 2008                                160,000
             50,000  OnePoint Communications, Corp. 144A sr. notes 14 1/2s, 2008                                    26,500
             30,000  Vialog Corp. company guaranty 12 3/4s, 2001                                                    18,000
                                                                                                            --------------
                                                                                                                   232,150

Textiles (0.5%)
--------------------------------------------------------------------------------------------------------------------------
             90,000  Day International Group, Inc. company guaranty 9 1/2s, 2008                                    88,425
            290,000  Galey & Lord Inc. company guaranty 9 1/8s, 2008                                               252,300
            145,000  Glenoit Corp. company guaranty 11s, 2007                                                      139,200
             30,000  Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                                          29,700
             70,000  Polymer Group, Inc. company guaranty Ser. B, 8 3/4s, 2008                                      68,775
                                                                                                            --------------
                                                                                                                   578,400

Transportation (1.6%)
--------------------------------------------------------------------------------------------------------------------------
            110,000  Calair LLC company guaranty 8 1/8s, 2008                                                      102,025
            150,000  Canadian Airlines Corp. sr. notes 12 1/4s, 2006 (Canada)                                      105,000
            230,000  Canadian Airlines Corp. sr. sec. notes 10s, 2005 (Canada)                                     200,100
            150,000  Cathay International Ltd. 144A sr. notes 13s, 2008 (China)                                     55,500
            310,000  Continental Airlines, Inc. sr. notes 9 1/2s, 2001                                             325,500
            125,000  Eletson Holdings, Inc. 1st pfd. mtge. notes 9 1/4s, 2003 (Greece)                             120,000
             50,000  Hermes Europe Railtel 144A sr. notes 11 1/2s, 2007
                       (Netherlands)                                                                                52,500
             35,000  Johnstown America Industries, Inc. company guaranty Ser. C,
                       11 3/4s, 2005                                                                                36,925
             80,000  Kitty Hawk, Inc. company guaranty 9.95s, 2004                                                  77,200
             40,000  MC Shipping, Inc. sr. notes Ser. B, 11 1/4s, 2008                                              24,800
            300,000  MCII Holdings sec. notes stepped-coupon 12s,
                       (15s, 11/15/99), 2002 (STP)                                                                 255,000
            100,000  Pegasus Shipping 144A company guaranty 11 7/8s, 2004                                           87,000
             90,000  TFM S.A. de C.V. company guaranty stepped-coupon 11 3/4s,
                       (11 3/4s, 6/15/02), 2009 (Mexico) (STP)                                                      49,050
            100,000  Trans World Airlines, Inc. sr. notes 11 1/2s, 2004                                             84,500
            230,000  Trans World Airlines, Inc. sr. notes 11 3/8s, 2006                                            154,100
                                                                                                            --------------
                                                                                                                 1,729,200

Utilities (2.3%)
--------------------------------------------------------------------------------------------------------------------------
            275,000  AES China Generating Co. sr. notes 10 1/8s, 2006 (China)                                      187,000
            175,000  Calpine Corp. sr. notes 10 1/2s, 2006                                                         187,688
            260,000  Calpine Corp. sr. notes 7 7/8s, 2008                                                          253,500
            500,000  CMS Energy Corp. pass-through certificates 7s, 2005                                           495,725
            750,000  Midland Funding Corp. deb. Ser. A, 11 3/4s, 2005                                              869,925
            250,000  Northeast Utilities System notes Ser. B, 8.38s, 2005                                          260,718
            398,276  Subic Power Corp. 144A sec. 9 1/2s, 2008                                                      278,793
                                                                                                            --------------
                                                                                                                 2,533,349
                                                                                                            --------------
                     Total Corporate Bonds and Notes (cost $88,695,413)                                     $   80,400,205

BRADY BONDS (6.8%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $      280,000  Argentina (Republic of) unsub. Ser. BGL5, 11 3/8s, 2017                                $      278,600
            490,000  Argentina (Republic of) unsub. Ser. BGL4, 11s, 2006                                           480,200
            267,900  Argentina (Republic of) deb. FRB 6.1875s, 2005                                                227,715
            945,000  Brazil (Government of) bonds 9 3/8s, 2008                                                     647,325
          2,270,000  Brazil (Government of) disc. bonds FRB 6.625s, 2024                                         1,316,600
            805,440  Brazil (Government of) deb., FRB Ser. EI-L, 6.125s, 2006                                      516,529
          1,155,000  Bulgaria (Government of) Ser. A, FRB 6.688s, 2024                                             808,500
            340,000  Bulgaria (Government of) deb. Ser. PDI, FRB 6.688s, 2011                                      227,800
            110,000  Bulgaria (Government of) Ser. A, FLIRB, 2 1/2s, 2012                                           62,700
            500,000  Central Bank of Nigeria Ser. WW, 6 1/4s, 2020                                                 315,000
FRF          30,000  Ivory Coast -- FLIRB collateralized FRB 2s, 2018                                                1,288
FRF         150,000  Ivory Coast -- FLIRB collateralized FRB 2s, 2018                                               38,250
FRF          24,688  Ivory Coast -- PDI bonds FRB 1.9s, 2018                                                         1,193
     $      331,000  Peru (Government of) 144A Ser. PDI, 4s, 2017                                                  207,703
          1,325,000  United Mexican States Ser. B, 6 1/4s, 2019                                                  1,035,223
            795,000  United Mexican States Ser. D FRB 6.0975s, 2019                                                645,938
            857,141  Venezuela (Government of) deb. Ser. DL, FRB 6.625s, 2007                                      544,285
                                                                                                            --------------
                     Total Brady Bonds (cost $7,103,521)                                                    $    7,354,849

PREFERRED STOCKS (5.7%) (a)
NUMBER OF SHARES                                                                                                     VALUE

Broadcasting (1.4%)
--------------------------------------------------------------------------------------------------------------------------
              1,241  Capstar Broadcasting Inc. 144A $12.00 pfd. (PIK)                                       $      141,474
              1,254  Citadel Broadcasting Inc. 144A $13.25 cum. pfd. (PIK)                                         142,956
                657  Granite Broadcasting 144A 12.75% pfd. (PIK)                                                   591,300
                 33  Paxson Communications Corp. $13.25 cum. pfd. (PIK)                                            288,750
              1,000  Sinclair Capital $11.625 cum. pfd.                                                            105,750
                220  Spanish Broadcasting Systems 14.25% cum. pfd. (PIK)                                           224,400
                 56  Spanish Broadcasting Systems 144A 14.25% pfd. (PIK)                                            57,120
                                                                                                            --------------
                                                                                                                 1,551,750

Building and Construction (--%)
--------------------------------------------------------------------------------------------------------------------------
              1,540  Brand Scaffold Services, Inc. 144A $14.50 pfd.                                                 46,200

Cable Television (0.7%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  Adelphia Communications Corp. Ser. B, $13.00 cum. pfd.                                        577,500
              1,941  CSC Holdings, Inc. Ser. M, $11.125 cum. (PIK)                                                 214,481
                                                                                                            --------------
                                                                                                                   791,981

Computer Services and Software (0.1%)
--------------------------------------------------------------------------------------------------------------------------
                106  Concentric Network Corp. Ser. B, $13.50 pfd. (PIK)                                             90,630

Food and Beverages (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              1,173  Nebco Evans Holding Co. 144A $11.25 pfd. (PIK)                                                 58,650

Insurance and Finance (0.2%)
--------------------------------------------------------------------------------------------------------------------------
              3,351  CGA Group Ltd. 144A Ser. A, $13.75 pfd. (PIK)                                                  93,828
              1,500  Chevy Chase Capital Corp. Ser. A, $5.188 pfd.                                                  75,000
             15,000  CSBI Capital Trust I 144A $11.75 pfd.                                                          15,750
                                                                                                            --------------
                                                                                                                   184,578

Medical Supplies and Devices (0.2%)
--------------------------------------------------------------------------------------------------------------------------
                 90  Fresenius Medical Capital Trust II 7.875% company guaranty,
                       pfd. (Germany)                                                                               89,325
                135  Fresenius Medical Care AG Ser. D, 9.00% pfd. (Germany)                                        141,244
                                                                                                            --------------
                                                                                                                   230,569

Oil and Gas (--%)
--------------------------------------------------------------------------------------------------------------------------
             20,397  TCR Holding Corp.                                                                               1,142

Recreation (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              2,358  Lady Luck Gaming Corp. $11.25 pfd.                                                             80,172

Semiconductors (--%)
--------------------------------------------------------------------------------------------------------------------------
                487  Trikon Technologies, Inc. Ser. H, $8.125 pfd. (PIK)                                               609
                  5  Trikon Technologies, Inc. Ser. I, $8.125 pfd.                                                     200
                                                                                                            --------------
                                                                                                                       809

Satellite Services (0.1%)
--------------------------------------------------------------------------------------------------------------------------
                 25  ICG Holdings, Inc. $14.25 pfd. (Canada)                                                        24,750
                 50  ICG Holdings, Inc., 144A $14.00 pfd. (Canada) (PIK)                                            48,500
                                                                                                            --------------
                                                                                                                    73,250

Telecommunications (2.8%)
--------------------------------------------------------------------------------------------------------------------------
                406  21st Century Telecom Group 144A 13.75% cum. pfd. (PIK)                                        263,900
                250  Centaur Funding Corp 144A 9.08% pfd.                                                          256,785
                109  E. Spire Communications, Inc. 12.75% pfd. (PIK)                                                53,410
                100  E. Spire Communications, Inc.144A 14.75% pfd. (PIK)                                            58,000
              4,860  Global Crossing Holdings Ltd. 144A $10.50 pfd. (PIK)                                          470,205
                212  Hyperion Telecommunications Ser. B, 12.875% pfd. (PIK)                                        168,540
                164  Intermedia Communication Ser. B, 13.50% pfd. (PIK)                                            165,230
                444  IXC Communications, Inc. 12.50% pfd. (PIK)                                                    448,440
                546  NEXTEL Communications, Inc. Ser. D, 13.00% cum. pfd. (PIK)                                    543,270
                 43  NEXTEL Communications, Inc. Ser. E, 11.125% pfd. (PIK)                                         38,270
              7,549  Nextlink Communications, Inc. 144A $7.00 cum. pfd. (PIK)                                      384,999
                177  Viatel, Inc. Ser. A, $10.00 cv. pfd. (PIK)                                                     10,620
                270  WinStar Communications, Inc. 144A 14.25% pfd. (PIK)                                           216,000
                                                                                                            --------------
                                                                                                                 3,077,669

Utilities (--%)
--------------------------------------------------------------------------------------------------------------------------
                480  Public Service Co. of New Hampshire $2.651 1st mtge. pfd.                                      12,480
                                                                                                            --------------
                     Total Preferred Stocks (cost $6,909,665)                                               $    6,199,880

CONVERTIBLE BONDS AND NOTES (4.0%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE

Advertising (--%)
--------------------------------------------------------------------------------------------------------------------------
     $       25,000  Omnicom Group Inc. cv. sub. deb. 2 1/4s, 2013                                          $       33,375

Aerospace and Defense (--%)
--------------------------------------------------------------------------------------------------------------------------
             29,000  SPACEHAB, Inc. 144A cv. sub. notes 8s, 2007                                                    26,861

Automotive (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             31,000  Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                                 18,058
             73,000  Magna International cv. sub. deb. 5s, 2002                                                     83,950
             50,000  Tower Automotive, Inc. cv. sub. notes 5s, 2004                                                 55,688
                                                                                                            --------------
                                                                                                                   157,696

Broadcasting (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            170,000  Jacor Communications, Inc. cv. sr. notes zero %, 2011                                         151,725
             10,000  Scandinavian Broadcasting System SA cv. sub. notes 7s, 2004
                       (Luxembourg)                                                                                 10,538
             25,000  Scandinavian Broadcasting System S.A. 144A cv. sub. notes 7s,
                       2004 (Luxembourg)                                                                            26,344
                                                                                                            --------------
                                                                                                                   188,607

Business Equipment and Services (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            105,000  Corporate Express, Inc. cv. notes 4 1/2s, 2000                                                 90,300
             24,000  National Data Corp. cv. sub. notes 5s, 2003                                                    26,160
             20,000  Personnel Group of America, Inc. cv. sub. notes 5 3/4s, 2004                                   23,075
                                                                                                            --------------
                                                                                                                   139,535

Computer Services and Software (0.3%)
--------------------------------------------------------------------------------------------------------------------------
             48,000  Aspen Technology, Inc. 144A cv. sub. deb. 5 1/4s, 2005                                         31,601
             60,000  Intevac, Inc. 144A cv. sub. notes 6 1/2s, 2004                                                 36,300
             30,000  Network Associates, Inc. cv. sub. deb. zero %, 2018                                            18,225
             74,000  Network Associates, Inc. 144A cv. sub. deb. zero %, 2018                                       44,955
             15,000  Platinum Technology, Inc. cv. sub. notes 6 1/4s, 2002                                          13,463
            100,000  System Software Associates, Inc. cv. sub. notes 7s, 2002                                       71,500
             17,000  Vantive Corp. (The) cv. sub. notes 4 3/4s, 2002                                                11,751
            245,000  Western Digital Corp. 144A cv. sub. deb. zero %, 2018                                          73,194
                                                                                                            --------------
                                                                                                                   300,989

Computers (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             70,000  Apple Computer, Inc. cv. sub. notes 6s, 2001                                                  101,063
             66,000  Safeguard Scientifics, Inc. 144A cv. sub. notes 6s, 2006                                       66,990
             38,000  Softkey International, Inc. 144A cv. sr. notes 5 1/2s, 2000                                    37,573
             20,000  Synoptics Communications Inc. 144A cv. sub. deb. 5 1/4s, 2003                                  20,425
                                                                                                            --------------
                                                                                                                   226,051

Conglomerates (--%)
--------------------------------------------------------------------------------------------------------------------------
             34,000  Thermo Electron Corp. 144A cv. sub. deb. 4 1/4s, 2003                                          30,324

Consumer Durable Goods (--%)
--------------------------------------------------------------------------------------------------------------------------
            130,000  Sunbeam Corp. 144A cv. sr. sub. notes zero %, 2018                                             14,625

Consumer Non Durables (--%)
--------------------------------------------------------------------------------------------------------------------------
             34,000  Standard Commercial Corp. cv. sub. deb. 7 1/4s, 2007 (NON)                                     24,820

Consumer Services (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             62,000  Boston Chicken, Inc. cv. sub. deb. 7 3/4s, 2004 (In default)                                    2,790
             90,000  CKE Restaurants, Inc. cv. sub. notes 4 1/4s, 2004                                              76,050
             30,000  Fine Host Corp. 144A cv. sub. notes 5s, 2004                                                   22,800
             15,000  Protection One, Inc. cv. sr. sub. notes 6 3/4s, 2003                                           15,281
                                                                                                            --------------
                                                                                                                   116,921

Electronics and Electrical Equipment (0.8%)
--------------------------------------------------------------------------------------------------------------------------
             31,000  Advanced Micro Devices, Inc. cv. sub. notes 6s, 2005                                           32,008
             80,000  Credence Systems Corp. cv. sub. notes 5 1/4s, 2002                                             53,900
             55,000  Dovatron International cv. sub. notes 6s, 2002                                                 68,544
             89,000  Integrated Device Technology, Inc. cv. sub. notes 5 1/2s, 2002                                 61,076
             20,000  Integrated Process Equipment Corp. 144A cv. sub. notes
                       6 1/4s, 2004                                                                                 14,575
            180,000  Kent Electronics Corp. cv. sub. notes 4 1/2s, 2004                                            138,825
             55,000  Lam Research Corp. cv. sub. notes 5s, 2002                                                     43,175
             15,000  LAM Research Corp. 144A cv. sub. notes 5s, 2002                                                11,775
             77,000  Micron Technology, Inc. cv. sub. notes 7s, 2004                                                82,198
             90,000  Motorola, Inc. cv. sub. deb. LYON (Liquid Yield Option Note)
                       zero %, 2013                                                                                 66,600
            100,000  Park Electrochemical Corp. cv. sub. notes 5 1/2s, 2006                                         90,250
             10,000  Photronics, Inc. cv. sub. notes 6s, 2004                                                       10,438
             39,000  SCI Systems, Inc. cv. sub. notes 5s, 2006                                                      91,991
             20,000  Solectron Corp. 144A cv. sub. notes 6s, 2006                                                   54,775
             30,000  Thermo Instrument Systems, Inc. 144A cv. deb. 4 1/2s, 2003                                     26,738
             23,000  Thermo Optek Corp. 144A cv. bonds 5s, 2000                                                     21,908
              9,000  Thermo Quest Corp. cv. co. guaranty 5s, 2000                                                    8,910
             17,000  Thermo Quest Corp. cv. co. guaranty 5s, 2000                                                   16,936
                                                                                                            --------------
                                                                                                                   894,622

Health Care (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            102,000  Alza Corp. cv. sub. LYON zero %, 2014                                                          69,870
            227,000  HEALTHSOUTH Corp. cv. sub. deb. 3 1/4s, 2003                                                  193,234
             50,000  HEALTHSOUTH Corp. 144A cv. sub. notes 3 1/4s, 2003                                             42,563
             35,000  PhyMatrix, Inc. cv. sub. deb. 6 3/4s, 2003                                                     16,319
             22,000  U.S. Diagnostic Laboratories, Inc. 144A cv. sub. deb. 9s, 2003                                 12,403
                                                                                                            --------------
                                                                                                                   334,389

Information Systems (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             16,000  Automatic Data Processing cv. deb. zero %, 2012                                                16,500
             48,000  Quantum Corp. cv. sub. 7s, 2004                                                                45,600
                                                                                                            --------------
                                                                                                                    62,100

Insurance and Finance (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             62,000  Berkshire Hathaway, Inc. cv. sr. notes 1s, 2001                                                94,395
            110,000  Mutual Risk Management 144A cv. sub. deb. zero %, 2015                                         91,988
                                                                                                            --------------
                                                                                                                   186,383

Medical Supplies and Devices (--%)
--------------------------------------------------------------------------------------------------------------------------
             48,000  Centocor, Inc. cv. sub. deb. 4 3/4s, 2005                                                      50,820

Metals and Mining (--%)
--------------------------------------------------------------------------------------------------------------------------
             23,000  Quanex Corp. cv. sub. deb. 6.88s, 2007                                                         22,195

Oil and Gas (0.3%)
--------------------------------------------------------------------------------------------------------------------------
             50,000  Lomak Petroleum, Inc. 144A cv. sub. deb. 6s, 2007                                              26,688
             24,000  Lomak Petroleum, Inc. 144A cv. sub. deb. 6s, 2007                                              12,810
             25,000  Offshore Logistics, Inc. cv. sub. notes 6s, 2003                                               21,625
             55,000  Parker Drilling Co. cv. sub. notes 5 1/2s, 2004                                                35,200
            127,000  Pennzoil Co. cv. deb. 4.95s, 2008                                                             124,143
             41,000  Pride International, Inc. cv. sub. deb. 6 1/4s, 2006                                           32,851
             50,000  Swift Energy Co. cv. sub. notes 6 1/4s, 2006                                                   35,375
                                                                                                            --------------
                                                                                                                   288,692

Pharmaceuticals and Biotechnology (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             55,000  Roche Holdings, Inc. 144A cv. unsub. LYON zero %, 2010
                       (Switzerland)                                                                                35,441
             30,000  Sepracor, Inc. 144A cv. notes 7s, 2005                                                         30,000
                                                                                                            --------------
                                                                                                                    65,441

Publishing (--%)
--------------------------------------------------------------------------------------------------------------------------
             30,000  World Color Press, Inc. cv. sub. notes 6s, 2007                                                29,850

Recreation (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            500,000  Argosy Gaming cv. sub. notes 12s, 2001                                                        491,875

Retail (0.5%)
--------------------------------------------------------------------------------------------------------------------------
             75,000  Home Depot, Inc. cv. sub. notes 3 1/4s, 2001                                                  199,875
            110,000  Loews Corp. cv. sub. notes 3 1/8s, 2007                                                        87,450
             29,000  Michaels Stores, Inc. cv. sub. notes 6 3/4s, 2003                                              25,701
             84,000  Office Depot, Inc. cv. LYON zero %, 2007                                                       89,775
             36,000  Pier 1 Imports, Inc. cv. sub. notes 5 3/4s, 2003                                               44,505
             80,000  Polymax 144A cv. notes 2s, 2006                                                                34,000
             13,000  Rite Aid Corp. cv. sub. notes 5 1/4s, 2002                                                     18,899
                                                                                                            --------------
                                                                                                                   500,205

Telecommunications (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             76,000  Inacom Corp. cv. sub. deb. 4 1/2s, 2004                                                        65,930
             10,000  MIDCOM Communications, Inc. 144A cv. sub. deb. 8 1/4s, 2003
                       (In default) (NON)                                                                            1,650
                                                                                                            --------------
                                                                                                                    67,580

Transportation (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             45,000  Continental Airlines, Inc. cv. sub. deb. 6 3/4s, 2006                                          54,563
                                                                                                            --------------
                     Total Convertible Bonds and Notes (cost $4,512,515)                                    $    4,308,519

CONVERTIBLE PREFERRED STOCKS (2.7%) (a)
NUMBER OF SHARES                                                                                                     VALUE

Aerospace and Defense (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              1,342  Coltec Capital Trust $2.625 cv. pfd.                                                   $       58,042

Automotive (0.1%)
--------------------------------------------------------------------------------------------------------------------------
                800  Federal-Mogul Financial Trust $3.50 cum. cv. pfd.                                              52,700
                950  Federal-Mogul Corp. 144A $3.50 cv. cum. pfd.                                                   61,869
                829  Tower Automotive Capital Trust 144A $3.375 cv. pfd.                                            43,212
                                                                                                            --------------
                                                                                                                   157,781

Basic Industrial Products (--%)
--------------------------------------------------------------------------------------------------------------------------
                590  Case Corp. $4.50 cv. cum. pfd.                                                                 33,778

Broadcasting (0.2%)
--------------------------------------------------------------------------------------------------------------------------
              1,100  Chancellor Media Corp. $3.00 cv. cum. pfd.                                                    102,438
                 10  Paxson Communications Corp. 144A $9.75 cv. pfd. (PIK)                                          98,000
                500  Sinclair Broadcast Group, Inc. $3.00 cv. pfd.                                                  24,938
                                                                                                            --------------
                                                                                                                   225,376

Chemicals (--%)
--------------------------------------------------------------------------------------------------------------------------
                475  Monsanto Co. $2.60 cv. pfd.                                                                    23,275

Communications (0.1%)
--------------------------------------------------------------------------------------------------------------------------
                490  Lernout & Hauspie Speech Products N.V. 144A $2.375 cv. pfd                                     14,026
              1,101  Mediaone Group, Inc. Ser. D, $2.25 cv. pfd.                                                   104,595
                                                                                                            --------------
                                                                                                                   118,621

Computer Services and Software (0.2%)
--------------------------------------------------------------------------------------------------------------------------
              1,206  Unisys Corp. Ser. A, $3.75 cv. pfd.                                                            70,853
                840  Vanstar Financial Trust Corp. $3.375 cv. pfd.                                                  22,050
              1,538  Wang Laboratories, Inc. Ser. B, $3.25 cv. pfd.                                                 86,128
                                                                                                            --------------
                                                                                                                   179,031

Consumer Non Durables (--%)
--------------------------------------------------------------------------------------------------------------------------
                450  DIMON, Inc. $2.00 cv. pfd.                                                                      4,219

Consumer Services (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              1,000  Metromedia International Group, Inc. $3.625 cv. cum. pfd.                                      26,500
                773  Tribune Co. $1.75 cv. pfd.                                                                     19,035
              1,008  Wendy's Financing Ser. A, $2.50 cv. pfd.                                                       52,416
                                                                                                            --------------
                                                                                                                    97,951

Electronics and Electrical Equipment (--%)
--------------------------------------------------------------------------------------------------------------------------
                600  Pioneer Standard Electronics, Inc. 144A $3.375 cv. pfd.                                        25,350

Energy-Related (0.1%)
--------------------------------------------------------------------------------------------------------------------------
                300  CalEnergy Capital Trust 144A $3.75 cv. cum. pfd.                                               18,075
                400  CalEnergy Capital Trust $3.125 cv. cum. pfd.                                                   24,100
                                                                                                            --------------
                                                                                                                    42,175

Food and Beverages (--%)
--------------------------------------------------------------------------------------------------------------------------
                289  Ralston Purina Co. $4.336 cv. pfd.                                                             15,100

Hospital Management and Medical Services (--%)
--------------------------------------------------------------------------------------------------------------------------
              1,877  MedPartners, Inc. $6.50 cv. pfd.                                                               14,429

Insurance and Finance (0.8%)
--------------------------------------------------------------------------------------------------------------------------
                621  Aetna Inc. $6.25 cv. pfd.                                                                      47,235
                892  American Bankers Insurance Group, Inc. Ser. B, $3.125 cv. pfd.                                 89,200
              1,539  American General Delaware Corp. $3.00 cv. cum. pfd.                                           150,053
                930  American Heritage Life Investment Corp. $4.25 cv. pfd.                                         61,961
              1,010  Devon Financing Trust $3.25 cv. pfd.                                                           55,550
                827  Finova Finance Trust $2.75 cv. cum. pfd.                                                       61,456
              1,157  Fleetwood Capital Trust $3.00 cv. cum. pfd.                                                    53,945
              2,600  Lincoln National Corp. $0.463 cv. cum. pfd.                                                    50,700
              1,150  Mandatory Common Exchange Trust (The) $3.625 cv. pfd.                                           8,338
              1,000  Matewan Bancshares, Inc. Ser. A, $3.75 cv. cum. pfd.                                           32,750
                235  Penncorp Financial Group, Inc. 144A $3.50 cv. cum. pfd.                                           911
              8,200  Philadelphia Consolidated Holding Corp. $0.534 cv. pfd.                                        64,575
              1,000  Protective Life Corp. $3.25 cv. cum. pfd.                                                      65,250
                390  St. Paul Capital LLC $3.00 cv. cum. pfd.                                                       25,155
                700  Suiza Capital Trust II 144A $2.75 cv. pfd.                                                     30,363
                300  Timet Capital Trust I 144A $3.312 cv. pfd.                                                      7,913
                475  Union Planters Corp. Ser. E, $2.00 cv. cum. pfd.                                               25,888
                                                                                                            --------------
                                                                                                                   831,243

Medical Supplies and Devices (0.1%)
--------------------------------------------------------------------------------------------------------------------------
                376  Mckesson Corp. $2.50 cv. pfd.                                                                  40,185
                207  Owens & Minor Trust I 144A Ser. A, $2.688 cv. cum. pfd.                                         9,768
              1,000  Owens & Minor, Inc. 144A $5.375 cv. pfd.                                                       47,500
                                                                                                            --------------
                                                                                                                    97,453

Metals and Mining (--%)
--------------------------------------------------------------------------------------------------------------------------
              1,010  Freeport-McMoRan Copper Co., Inc. $1.75 cv. pfd.                                               15,024
                739  Titanium Metals Corp. $3.313 cv. pfd.                                                          19,491
                                                                                                            --------------
                                                                                                                    34,515

Oil and Gas (0.1%)
--------------------------------------------------------------------------------------------------------------------------
                550  Chesapeake Energy Corp. 144A $3.50 cv. cum. pfd.                                                5,638
                780  Tosco Financing Trust $2.875 cv. pfd.                                                          37,538
              1,585  Unocal Capital Trust $3.125 cv. cum. pfd.                                                      77,071
                214  XCL Ltd $8.075 cv. pfd.                                                                        17,120
                                                                                                            --------------
                                                                                                                   137,367

Packaging and Containers (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              1,059  Owens-Illinois, Inc. $2.375 cv.pfd.                                                            45,008
                744  Sealed Air Corp. Ser. A, $2.00 cv.pfd.                                                         38,595
                                                                                                            --------------
                                                                                                                    83,603

Paper and Forest Products (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              1,371  International Paper Co. $2.625 cv. pfd.                                                        65,979

Real Estate (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              3,050  Equity Residential Property Ser. E, $1.75 cv. pfd.                                             71,484
                460  Vornado Realty Trust Ser. A, $3.25 cv. cum. pfd.                                               22,310
                                                                                                            --------------
                                                                                                                    93,794

Retail (0.1%)
--------------------------------------------------------------------------------------------------------------------------
                 70  Ann Taylor Finance Trust $4.25 cv. cum. pfd.                                                    6,956
              1,058  Dollar General Strypes Trust $3.352 cv. pfd.                                                   37,691
              1,970  K mart Financing I $3.875 cum. cv. pfd.                                                       114,137
                                                                                                            --------------
                                                                                                                   158,784

Telecommunications (0.2%)
--------------------------------------------------------------------------------------------------------------------------
                669  AirTouch Communications, Inc. Ser. C, $2.125 cv. cum. pfd.                                     68,907
                  6  Intermedia Communications, Inc. Ser. D, $1.75 cv. pfd.                                            149
              1,850  Tele-Communications (TCI Group) Ser. A, $2.125 cv. pfd.                                       194,944
                                                                                                            --------------
                                                                                                                   264,000

Transportation (0.1%)
--------------------------------------------------------------------------------------------------------------------------
                250  Hvide Capital Trust 144A $3.25 cv. pfd.                                                         3,750
              1,080  Union Pacific Capital Trust 144A $3.125 cv. cum. pfd.                                          49,950
                530  Union Pacific Capital Trust 144A $3.125 cv. cum. pfd.                                          24,248
                                                                                                            --------------
                                                                                                                    77,948

Utilities (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              1,850  El Paso Energy Capital Trust $2.375 cv. pfd.                                                   88,569
                173  Houston Industries, Inc. $3.22 cv. pfd                                                         18,403
                500  KN Energy Inc. $3.55 cv. pfd.                                                                  18,781
                100  Texas Utilities Co. $0.205 cv. pfd.                                                             4,825
                                                                                                            --------------
                                                                                                                   130,578
                                                                                                            --------------
                     Total Convertible Preferred Stocks (cost $3,147,001)                                   $    2,970,392

UNITS (1.8%) (a)
NUMBER OF UNITS                                                                                                      VALUE
--------------------------------------------------------------------------------------------------------------------------
                400  Birch Telecom, Inc. 144A units 14s, 2008                                               $      368,000
                440  Decrane Aircraft Holdings, Inc. 144A units 12s, 2008                                          440,000
                430  Diva Systems Corp. 144A units stepped-coupon zero %
                       (12 5/8s, 3/1/03), 2008 (STP)                                                               176,300
                150  Mediq Inc. Units 144A units zero %                                                                  2
                370  Network Plus Corp. 144A units pfd. 13 1/2s, 2009                                              370,000
                240  Pegasus Shipping 144A company guaranty zero %, 2008                                           116,400
                110  Telehub Communications Corp. units stepped-coupon zero %,
                       (13 7/8s, 7/31/02), 2005 (STP)                                                               61,600
                600  Transam Refinance, Inc. 144A units 16s, 2003                                                  189,000
                 60  Versatel Teleco 13 1/4s, 2008                                                                  59,700
                 55  XCL Ltd. units sr. sec. notes 13 1/2s, 2004                                                    56,100
              1,800  XCL Ltd. 144A units cum. pfd. 9 1/2s, 2006 (PIK)                                              144,000
                                                                                                            --------------
                     Total Units (cost $2,558,089)                                                          $    1,981,102

FOREIGN GOVERNMENT BONDS AND NOTES (1.4%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $      251,000  Korea (Republic of) unsub. 8 7/8s, 2008                                                $      257,903
            455,000  People's Republic of China unsub. 7.3s, 2008                                                  457,958
            822,000  Russia (Government of) 144A bonds 12 3/4s, 2028                                               246,600
            551,000  United Mexican States bonds 11 3/8s, 2016                                                     567,530
                                                                                                            --------------
                     Total Foreign Government Bonds and Notes
                       (cost $1,499,364)                                                                    $    1,529,991

WARRANTS (0.6%) (a) (NON)                                                                       EXPIRATION
NUMBER OF WARRANTS                                                                              DATE                 VALUE
--------------------------------------------------------------------------------------------------------------------------
                380  21st Century Telecom Group 144A                                            2/15/10     $       11,400
                440  Allegiance Telecom, Inc.                                                   2/3/08               7,040
                 90  Bestel SA                                                                  5/15/05                180
                230  CellNet Data Systems, Inc.                                                 10/1/07              4,600
              3,200  CGA Group Ltd. 144A                                                        2/11/07                 64
                200  Club Regina, Inc. 144A                                                     4/15/06                200
                200  Colt Telecommunications Group PLC                                          12/31/06            48,000
                 20  Concentric Network Corp.                                                   12/15/07             2,978
                472  Consorcio Ecuatoriano 144A (Ecuador)                                       10/1/00                236
                280  Covad Communications Group 144A                                            3/15/08             14,000
                660  DTI Holdings Inc.                                                          3/1/08                  33
                180  E. Spire Communications, Inc.                                              11/1/05              1,080
                375  Econophone, Inc. 144A                                                      7/1/07              18,750
                140  Epic Resorts                                                               6/15/05                  1
                 25  Esat Holdings, Inc. (Ireland)                                              2/1/07               1,663
                550  Firstworld Communication                                                   4/15/08              5,500
                 60  Globalstar Telecom 144A                                                    2/15/04              3,600
                225  Hyperion Telecommunications 144A                                           4/15/01             16,868
                170  Insilco Holding Co.                                                        8/15/08                  0
             10,000  ICG Communications                                                         10/15/05           210,000
              2,200  Iridium World Com 144A                                                     7/15/05            275,000
                300  KMC Telecom Holdings, Inc.                                                 4/15/08                750
                300  Knology Holdings, Inc. 144A                                                10/15/07               450
                200  Long Distance International, Inc. 144A                                     4/13/08                500
                320  McCaw International Ltd.                                                   4/15/07              1,280
                 30  Metronet Communications 144A                                               8/15/07                900
                200  MGC Communications, Inc. 144A                                              10/1/04              6,168
                 50  Onepoint Communications, Inc.                                              6/1/08                  50
                 70  Orbital Imaging Corp. 144A                                                 3/1/05               2,800
                 50  Orion Network Systems                                                      1/15/07                575
                290  Pathnet, Inc. 144A                                                         4/15/08              2,900
                320  Paxson Communications Corp. 144A                                           6/30/03                  3
              1,000  Rhythms Netcon 144A                                                        5/15/08              7,500
                 20  Spanish Broadcasting Systems 144A                                          6/30/99              4,100
                100  Startec Global Communications Corp.                                        5/15/08                100
                125  UIH Australia/Pacific, Inc. 144A                                           5/15/06                125
                 95  Versatel Teleco 144A                                                       5/15/08                950
                 30  Vialog Corp.                                                               10/19/00               150
                150  WAM!NET, Inc.                                                              3/1/05               1,200
                                                                                                            --------------
                     Total Warrants (cost $687,929)                                                         $      651,694

COMMON STOCKS (0.2%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
             27,272  Capstar Broadcasting Partners (NON)                                                    $       34,936
             25,000  Celcaribe S.A. 144A (Colombia) (NON)                                                          100,000
                607  Hedstrom Holdings, Inc. 144A (NON)                                                                607
                603  Minnesota Mining & Manufacturing Co.                                                           42,888
                                                                                                            --------------
                     Total Common Stocks (cost $217,133)                                                    $      178,431

SHORT-TERM INVESTMENTS (0.9%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $       20,000  U. S. Treasury Bonds zero %, March 4, 1999                                             $       19,850
            966,000  Interest in $456,109,000 joint repurchase agreement dated
                       December 31, 1998 with Merrill Lynch, Pierce, Fenner &
                       Smith due January 4, 1999 with respect to various U.S.
                       Treasury obligations -- maturity value of $966,515 for an
                       effective yield of 4.80%                                                                    966,129
                                                                                                            --------------
                     Total Short-Term Investments (cost $985,979)                                           $      985,979
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $116,316,609) (b)                                              $  106,561,042
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $108,222,183.

  (b) The aggregate identified cost on a tax basis is $116,326,580, resulting in gross unrealized appreciation and depreciation of $2,544,766 and $12,310,304, respectively, or net unrealized depreciation of $9,765,538.

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin receiving interest or dividend income at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      FLIRB represents Front Loaded Interest Reduction Bond.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates shown at December 31, 1998, which are subject to change based on the terms of the security.

-------------------------------------------------------------------------------
Futures Contracts Outstanding at December 31, 1998 (Unaudited)
                                                                   Unrealized
                             Market     Aggregate     Expiration  Appreciation/
                             Value     Face Value       Date     (Depreciation)
-------------------------------------------------------------------------------
U.S. Treasury Bond
20yr (Short)                $511,125     $508,349       Mar-99      $(2,776)
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
December 31, 1998 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $116,316,609) (Note 1)                                            $106,561,042
-----------------------------------------------------------------------------------------------
Receivable for variation margin                                                             500
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                             2,264,351
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                  365,464
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                          202,525
-----------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                               76,753
-----------------------------------------------------------------------------------------------
Total assets                                                                        109,470,635

Liabilities
-----------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                         76,784
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                         50,910
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                              683,410
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            199,828
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               30,513
-----------------------------------------------------------------------------------------------
Payable for compensation of trustees (Note 2)                                             2,748
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              1,124
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                   79,639
-----------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                               80,551
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   42,945
-----------------------------------------------------------------------------------------------
Total liabilities                                                                     1,248,452
-----------------------------------------------------------------------------------------------
Net assets                                                                         $108,222,183

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4, and 5)                                                $122,884,522
-----------------------------------------------------------------------------------------------
Distribution in excess of net investment income (Note 1)                               (591,248)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                                (4,325,003)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets and
liabilities in foreign currencies                                                    (9,746,088)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $108,222,183

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($48,705,561 divided by 6,473,670 shares)                                                 $7.52
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $7.52)*                                    $7.90
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($55,695,036 divided by 7,470,542 shares)**                                               $7.46
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($3,821,586 divided by 512,098 shares)                                                    $7.46
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $7.46)*                                    $7.71
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended December 31, 1998 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Interest                                                                            $ 4,910,859
-----------------------------------------------------------------------------------------------
Dividends                                                                                50,729
-----------------------------------------------------------------------------------------------
Total investment income                                                               4,961,588

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        379,029
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          121,315
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         7,475
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          2,253
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                    53,242
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                   242,299
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                     9,285
-----------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                            2,408
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                   3,638
-----------------------------------------------------------------------------------------------
Auditing                                                                                 15,971
-----------------------------------------------------------------------------------------------
Legal                                                                                     4,054
-----------------------------------------------------------------------------------------------
Other                                                                                     4,331
-----------------------------------------------------------------------------------------------
Total expenses                                                                          845,300
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                               (9,045)
-----------------------------------------------------------------------------------------------
Net expenses                                                                            836,255
-----------------------------------------------------------------------------------------------
Net investment income                                                                 4,125,333
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                     (4,418,446)
-----------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                                 151
-----------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                         (14,066)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                                     16,699
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and futures during the period             (9,276,343)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                             (13,692,005)
-----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                $(9,566,672)
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                    December 31         June 30
                                                                                          1998*            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                              $  4,125,333     $ 3,289,151
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                                        (4,432,361)        838,266
---------------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                                         (9,259,644)       (744,515)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                                      (9,566,672)      3,382,902
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                          (2,241,059)     (1,506,236)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (2,248,509)     (1,826,629)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (181,960)       (184,443)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                                  --        (367,124)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --        (433,622)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --         (49,774)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                    38,868,699      62,756,878
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                         24,630,499      61,771,952

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                  83,591,684      21,819,732
---------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of net
investment income of $591,248 and $45,053, respectively)                           $108,222,183     $83,591,684
---------------------------------------------------------------------------------------------------------------

*Unaudited

 The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Six months
                                                                                      ended                        For the period
Per-share                                                                          December 31      Year ended      Jan. 2, 1997+
operating performance                                                              (Unaudited)        June 30        to June 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1998             1998             1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                   $8.83            $8.72            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (c)(d)                                                            .36              .72              .34
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                   (1.25)             .34              .02
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                  (.89)            1.06              .36
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.42)            (.72)            (.14)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                           --             (.23)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.42)            (.95)            (.14)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                         $7.52            $8.83            $8.72
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%) (a)                                                           (10.17)*          12.61             4.30*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                      $48,706          $36,678           $9,407
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)(d)                                                           .70*            1.50              .74*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%) (d)                                                          4.60*            8.17             3.85*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                26.68*          132.18            63.06*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period include amounts paid through expense offset arrangements. (Note 2)

(c) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation in effect during the period.  As a result of such limitation, expenses for the fund reflect reductions of $0.02 per share for class A, B and M for the year ended June 30, 1998 and $0.07, $0.05, and $0.05 per share for class A, B and M respectively during the period of January 2, 1997 to June 30, 1997 (Note 2).




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Six months
                                                                                      ended                       For the period
Per-share                                                                          December 31      Year ended     Jan. 2, 1997+
operating performance                                                              (Unaudited)        June 30        to June 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1998             1998             1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                   $8.73            $8.71            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (c)(d)                                                            .33              .64              .30
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                   (1.24)             .35              .03
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                  (.91)             .99              .33
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.36)            (.74)            (.12)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                           --             (.23)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.36)            (.97)            (.12)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                         $7.46            $8.73            $8.71
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%) (a)                                                           (10.45)*          11.78             3.93*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                      $55,695          $43,603          $11,099
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)(d)                                                          1.08*            2.25             1.12*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%) (d)                                                          4.21*            7.42             3.52*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                26.68*          132.18            63.06*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period include amounts paid through expense offset arrangements. (Note 2)

(c) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation in effect during the period.  As a result of such limitation, expenses for the fund reflect reductions of $0.02 per share for class A, B and M for the year ended June 30, 1998 and $0.07, $0.05, and $0.05 per share for class A, B and M respectively during the period of January 2, 1997 to June 30, 1997 (Note 2).




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Six months
                                                                                      ended                        For the period
Per-share                                                                          December 31      Year ended      Jan. 2, 1997+
operating performance                                                              (Unaudited)        June 30        to June 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1998             1998             1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                   $8.74            $8.72            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (c)(d)                                                            .35              .70              .33
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                   (1.25)             .33              .02
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                  (.90)            1.03              .35
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.38)            (.78)            (.13)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                           --             (.23)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.38)           (1.01)            (.13)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                         $7.46            $8.74            $8.72
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%) (a)                                                           (10.34)*          12.26             4.20*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                       $3,822           $3,311           $1,314
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)(d)                                                           .83*            1.75              .87*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%) (d)                                                          4.48*            7.92             3.79*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                26.68*          132.18            63.06*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period include amounts paid through expense offset arrangements. (Note 2)

(c) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation in effect during the period.  As a result of such limitation, expenses for the fund reflect reductions of $0.02 per share for class A, B and M for the year ended June 30, 1998 and $0.07, $0.05, and $0.05 per share for class A, B and M respectively during the period of January 2, 1997 to June 30, 1997 (Note 2).




Notes to financial statements
December 31, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam High Yield Total Return Fund (the "fund") is a series of Putnam Funds Trust (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks total return through high current income and capital appreciation by investing primarily in high-yielding, lower-rated fixed-income securities.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis. Any premium resulting from the purchase of value is amortized on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended December 31, 1998, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

I) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

J) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $80,943. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of the average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion and 0.53% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through June 30, 1999, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.25% of the fund's average net assets.

As part of the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At December 31, 1998, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended December 31, 1998, fund expenses were reduced by $9,045 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $560 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.25%, 1.00% and 0.50% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended December 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $65,402 and $3,033 from the sale of class A and class M shares, respectively and $36,662 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended December 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received $42 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended December 31, 1998, purchases and sales of investment securities other than short-term investments aggregated $61,522,522 and $23.623,879, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At December 31, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                                        Six months ended
                                                        December 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      3,478,382        $27,439,533
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      219,776          1,696,643
-----------------------------------------------------------------------------
                                                 3,698,158         29,136,176

Shares
repurchased                                     (1,377,485)       (10,748,500)
-----------------------------------------------------------------------------
Net increase                                     2,320,673        $18,387,676
-----------------------------------------------------------------------------

                                                          Year ended
                                                         June 30, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      3,721,990        $33,437,589
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      169,518          1,512,208
-----------------------------------------------------------------------------
                                                 3,891,508         34,949,797

Shares
repurchased                                       (816,841)        (7,342,887)
-----------------------------------------------------------------------------
Net increase                                     3,074,667        $27,606,910
-----------------------------------------------------------------------------

                                                        Six months ended
                                                        December 31, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      3,608,486        $28,161,154
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      206,471          1,582,153
-----------------------------------------------------------------------------
                                                 3,814,957         29,743,307

Shares
repurchased                                     (1,339,455)       (10,337,235)
-----------------------------------------------------------------------------
Net increase                                     2,475,502        $19,406,072
-----------------------------------------------------------------------------

                                                          Year ended
                                                         June 30, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      4,541,086        $40,480,713
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      209,930          1,852,578
-----------------------------------------------------------------------------
                                                 4,751,016         42,333,291

Shares
repurchased                                     (1,029,826)        (9,220,179)
-----------------------------------------------------------------------------
Net increase                                     3,721,190        $33,113,112
-----------------------------------------------------------------------------

                                                        Six months ended
                                                        December 31, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        300,785         $2,334,805
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       16,824            129,361
-----------------------------------------------------------------------------
                                                   317,609          2,464,166

Shares
repurchased                                       (184,178)        (1,389,215)
-----------------------------------------------------------------------------
Net increase                                       133,431         $1,074,951
-----------------------------------------------------------------------------

                                                          Year ended
                                                         June 30, 1998
-----------------------------------------------------------------------------
Class M                                             Shares            Amount
-----------------------------------------------------------------------------
Shares sold                                        279,721         $2,504,170
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       21,310            188,251
-----------------------------------------------------------------------------
                                                   301,031          2,692,421

Shares
repurchased                                        (73,012)          (655,565)
-----------------------------------------------------------------------------
Net increase                                       228,019         $2,036,856
-----------------------------------------------------------------------------



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Jennifer E. Leichter
Vice President and Fund Manager

Robert M. Paine
Vice President and Fund Manager

Jeffrey A. Kaufman
Vice President and Fund Manager

Charles G. Pohl
Vice President and Fund Manager

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam High Yield Total Return Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

www.putnaminv.com
---------------------
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U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

SA033-49322 2DG/2DI/2DJ 2/99